United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8042

(Investment Company Act File Number)

Federated Insurance Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/16

Date of Reporting Period: Quarter ended 09/30/16

Item 1. Schedule of Investments

Federated Managed Tail Risk Fund II
Portfolio of Investments
September 30, 2016 (unaudited)
Shares, Contracts or Principal Amount			Value
		INVESTMENT COMPANIES—77.9%[1]
67,087		Emerging Markets Core Fund	$695,688
1,633,163		Federated Absolute Return Fund, Institutional Shares	15,972,333
76,406		Federated Bank Loan Core Fund	770,173
822,309		Federated Clover Small Value Fund, Institutional Shares	20,500,159
292,508		Federated Emerging Markets Equity Fund, Institutional Shares	2,620,872
718,854		Federated Equity Income Fund, Inc., Institutional Shares	15,742,905
236,433		Federated InterContinental Fund, Institutional Shares	10,845,196
1,038,347		Federated Intermediate Corporate Bond Fund, Institutional Shares	9,801,995
353,402		Federated International Leaders Fund, Class R6 Shares	10,418,300
2,837,088		Federated International Strategic Value Dividend Fund, Institutional Shares	10,468,856
782,534		Federated Kaufmann Large Cap Fund, Class R6 Shares	15,415,910
565,398		Federated Mortgage Core Portfolio	5,693,554
1,290,445		Federated Project and Trade Finance Core Fund	12,014,044
396,669		Federated Prudent Bear Fund, Institutional Shares	7,885,787
2,538,008		Federated Strategic Value Dividend Fund, Institutional Shares	15,684,892
977		Federated U.S. Gov't Securities Fund: 2-5 Years, Institutional Shares	10,839
305,223		High Yield Bond Portfolio	1,932,061
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $169,007,073)	156,473,564
		CORPORATE BONDS—1.2%
$30,000		ACE INA Holdings, Inc., 3.350%, 05/03/2026	32,182
25,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	27,130
150,000		American Honda Finance Co, Unsecd. Deb., Series MTN, 2.250%, 08/15/2019	153,781
60,000		Atmos Energy Corp., Sr. Unsecd. Note, 4.125%, 10/15/2044	65,637
75,000		Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 06/15/2025	79,640
100,000		AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 04/15/2025	103,816
20,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 02/01/2019	20,387
50,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 04/21/2025	51,883
100,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	114,801
30,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 03/15/2026	31,617
100,000		Canadian Natural Resources Ltd., 3.900%, 02/01/2025	100,632
22,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 03/01/2023	21,786
30,000		Comerica, Inc., 3.800%, 07/22/2026	31,006
50,000	[2,3]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 09/16/2023	52,937
40,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	41,740
50,000		Energy Transfer Partners, Sr. Unsecd. Note, 4.050%, 03/15/2025	49,707
70,000		Enterprise Products Opera, Sr. Unsecd. Note, 3.950%, 02/15/2027	73,429
70,000		EverSource Energy, Sr. Unsecd. Note, 3.350%, 03/15/2026	73,893
70,000		Exelon Corp., Sr. Unsecd. Note, 3.400%, 04/15/2026	72,824
50,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	53,730
20,000		Indiana Michigan Power Co, Sr. Unsecd. Note, Series K, 4.550%, 03/15/2046	22,663
40,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 01/15/2026	42,883
40,000	[2,3]	Liberty Mutual Group, Inc., 4.850%, Series 144A, 08/01/2044	41,928
70,000		Liberty Property LP, Sr. Unsecd. Note, 3.750%, 04/01/2025	73,538
40,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 04/01/2026	42,300
50,000		National Rural Utilities, Sr. Sub., 5.250%, 04/20/2046	54,080
1

Shares, Contracts or Principal Amount			Value
		CORPORATE BONDS—continued
$70,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 04/01/2026	$76,371
25,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.700%, 09/15/2019	25,622
40,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.550%, 03/15/2026	42,513
100,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.600%, 04/15/2026	105,962
50,000		ProLogis LP, Sr. Unsecd. Note, 3.350%, 02/01/2021	52,917
10,000		Stryker Corp., Sr. Unsecd. Note, 3.500%, 03/15/2026	10,621
60,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.900%, 03/03/2021	62,505
20,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 03/15/2026	21,024
25,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	26,922
20,000		Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 04/01/2026	22,201
25,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 06/15/2045	26,978
125,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 09/15/2023	145,700
25,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 04/01/2024	25,845
30,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	31,746
90,000		Williams Partners LP, 4.900%, 01/15/2045	86,075
55,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 04/15/2026	57,314
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,069,603)	2,350,266
		ASSET-BACKED SECURITIES—0.2%
150,000		American Express Credit Account Master Trust 2014-1, A, 0.812%, 12/15/2021	150,611
90,000	[2,3]	Navistar Financial Dealer Note Master Trust 2016-1, A, 2.146%, 09/27/2021	90,610
150,000	[2,3]	Penarth Master Issuer 2015-1A, A1, 0.848%, 03/18/2019	149,931
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $390,000)	391,152
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.4%
60,000		Banc of America Commercial Mortgage Trust 2016-UBS10 A4, 3.17%, 06/15/2049	63,044
95,000		CD Commercial Mortgage Trust 2016-CD1 A4, 2.724%, 08/10/2049	96,470
225,000		Citigroup Commercial Mortgage Trust 2015-GC33 AS, 4.114%, 09/10/2058	246,756
50,000		Commercial Mortgage Trust 2015-DC1 AM, 3.724%, 02/10/2048	52,764
150,000		Federal Home Loan Mortgage Corp., 2.566%, 09/25/2020	155,750
105,000		WF-RBS Commercial Mortgage Trust 2014-C25 B, 4.236%, 11/15/2047	112,379
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $705,525)	727,163
		EXCHANGE-TRADED FUNDS—5.1%
75,315		iShares Dow Jones U.S. Real Estate Index Fund	6,073,402
273,705	[4]	PowerShares DB Commodity Index Tracking Fund	4,108,312
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $12,323,427)	10,181,714
		U.S. TREASURIES—6.3%
427,192		U.S. Treasury Inflation-Protected Bond, 0.750%, 02/15/2045	442,717
69,066		U.S. Treasury Inflation-Protected Bond, 1.000%, 02/15/2046	76,750
851,180		U.S. Treasury Inflation-Protected Bond, 1.375%, 02/15/2044	1,014,478
1,573,788		U.S. Treasury Inflation-Protected Bond, 1.750%, 01/15/2028	1,846,344
1,634,490		U.S. Treasury Inflation-Protected Bond, 2.000%, 01/15/2026	1,922,171
746,887		U.S. Treasury Inflation-Protected Bond, 2.375%, 01/15/2025	890,790
1,337,814		U.S. Treasury Inflation-Protected Note, 0.125%, 04/15/2018	1,351,991
450,120		U.S. Treasury Inflation-Protected Note, 0.125%, 04/15/2020	458,952
126,926		U.S. Treasury Inflation-Protected Note, 0.125%, 04/15/2021	129,650
48,771		U.S. Treasury Inflation-Protected Note, 0.250%, 01/15/2025	49,728
101,483		U.S. Treasury Inflation-Protected Note, 0.375%, 07/15/2025	104,905
364,619		U.S. Treasury Inflation-Protected Note, 0.625%, 01/15/2026	383,928
2

Shares, Contracts or Principal Amount			Value
		U.S. TREASURIES—continued
$1,001,499		U.S. Treasury Inflation-Protected Note, Series A-2024, 0.625%, 01/15/2024	$1,051,558
334,809		U.S. Treasury Inflation-Protected Note, Series D-2018, 1.375%, 07/15/2018	348,828
1,668,507		U.S. Treasury Inflation-Protected Note, Series D-2020, 1.250%, 07/15/2020	1,783,611
3,041		U.S. Treasury Inflation-Protected Note, Series D-2024, 0.125%, 07/15/2024	3,088
513,530		U.S. Treasury Inflation-Protected Note, Series X-2019, 0.125%, 04/15/2019	522,215
1,000		United States Treasury Bond, 3.000%, 11/15/2044	1,144
3,000		United States Treasury Bond, 3.000%, 11/15/2045	3,434
2,000		United States Treasury Bond, 3.000%, 05/15/2045	2,287
289,000		United States Treasury Note, 1.625%, 05/15/2026	289,656
		TOTAL U.S. TREASURIES (IDENTIFIED COST $12,383,620)	12,678,225
		PURCHASED PUT OPTION—0.3%
2,325	[4]	SPDR S&P 500 ETF Trust, Strike Price: $205.00; Expiration Date:12/16/2016 (IDENTIFIED COST $1,248,525)	625,425
		REPURCHASE AGREEMENT—8.8%
17,747,000		Interest in $1,135,000,000 joint repurchase agreement 0.50%, dated 09/30/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,135,047,292 on 10/3/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $1,169,098,711. (AT COST)	17,747,000
		TOTAL INVESTMENTS—100.2% (IDENTIFIED COST $215,874,773)[5]	201,174,509
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[6]	(466,364)
		TOTAL NET ASSETS—100%	$200,708,145
At September 30, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[4]United States Long Bond Long Futures	7	$1,177,094	December 2016	$(14,693)
[4]United States Ultra Bond Long Futures	7	$1,287,125	December 2016	$(20,146)
[4]United States Treasury Notes 2-Year Long Futures	23	$5,024,781	December 2016	$2,261
[4]United States Treasury Notes 5-Year Short Futures	5	$607,578	December 2016	$(441)
[4]United States Treasury Notes 10-Year Short Futures	24	$3,147,000	December 2016	$1,690
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(31,329)
The average notional value of long and short futures contracts held by the Fund throughout the period was $6,559,008 and $28,454,838, respectively. This is based on the amounts held as of each month-end throughout the nine-month fiscal period.
At September 30, 2016, the Fund had the following outstanding written options contracts:
Security	Expiration Date	Exercise Price	Contracts	Value
4SPDR S&P 500 ETF Trust (Put Option)	December 2016	$190.00	2,325	$(238,313)
(PREMIUMS RECEIVED $625,413)
The average market value of written options held by the Fund throughout the period was $118,361. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $859,128 and $229,938. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation/(Depreciation) on Futures Contracts and Written Options Contracts is included in “Other Assets and Liabilities—Net.”
3

1	Affiliated holdings.
Transactions involving the affiliated holdings during the period ended September 30, 2016, were as follows:
	Balance of Shares Held 12/31/2015	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2016	Value	Dividend Income/ Allocated Investment Income	Realized Gain Distribution/ Allocated Net Realized Gain (Loss)
Emerging Markets Fixed Income Core Fund	14,715	10,785	(25,500)	—	$—	$—	$20,951
Emerging Markets Core Fund	—	93,416	(26,329)	67,087	$695,688	$10,269	$—
Federated Absolute Return Fund, Institutional Shares	1,634,101	67,559	(68,497)	1,633,163	$15,972,333	$—	$—
Federated Bank Loan Core Fund	42,894	33,512	—	76,406	$770,173	$24,089	$—
Federated Clover Small Value Fund, Institutional Shares	931,097	76,702	(185,490)	822,309	$20,500,159	$—	$—
Federated Emerging Markets Equity Fund, Institutional Shares	360,692	7,053	(75,237)	292,508	$2,620,872	$—	$—
Federated Equity Income Fund, Inc., Institutional Shares	1,102,122	63,697	(446,965)	718,854	$15,742,905	$317,610	$—
Federated InterContinental Fund, Institutional Shares	292,664	23,826	(80,057)	236,433	$10,845,196	$—	$—
Federated Intermediate Corporate Bond Fund, Institutional Shares	994,351	341,459	(297,463)	1,038,347	$9,801,995	$234,711	$—
Federated International Leaders Fund, Class R6 Shares	423,226	48,000	(117,824)	353,402	$10,418,300	$—	$—
Federated International Strategic Value Dividend Fund, Institutional Shares	3,721,372	79,679	(963,963)	2,837,088	$10,468,856	$259,239	$—
Federated Kaufmann Large Cap Fund, Class R6 Shares	1,230,822	—	(448,288)	782,534	$15,415,910	$—	$—
Federated Mortgage Core Portfolio	384,638	228,041	(47,281)	565,398	$5,693,554	$109,939	$—
Federated Project and Trade Finance Core Fund	1,381,721	47,910	(139,186)	1,290,445	$12,014,044	$383,917	$—
Federated Prudent Bear Fund, Institutional Shares	3,801,433	429,435	(3,834,199)	396,669	$7,885,787	$—	$—
Federated Strategic Value Dividend Fund, Institutional Shares	2,447,987	427,906	(337,885)	2,538,008	$15,684,892	$333,098	$—
Federated U.S. Gov't Securities Fund: 2-5 Years, Institutional Shares	968	9	—	977	$10,839	$108	$—
High Yield Bond Portfolio	289,163	79,986	(63,926)	305,223	$1,932,061	$95,995	$—
TOTAL OF AFFILIATED TRANSACTIONS	19,053,966	2,058,975	(7,158,090)	13,954,851	$156,473,564	$1,768,975	$20,951
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2016, these restricted securities amounted to $335,406, which represented 0.2% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2016, these liquid restricted securities amounted to $335,406, which represented 0.2% of total net assets.
4	Non-income-producing security.
5	At September 30, 2016, the cost of investments for federal tax purposes was $216,020,987. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) futures contracts; and (b) written options contracts was $14,846,478. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,335,841 and net unrealized depreciation from investments for those securities having an excess of cost over value of $17,182,319.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2016.
4

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) and certain of the Co-Advisers' affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Co-Advisers determine that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair
5

valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Companies[1]	$135,368,044	$—	$—	$156,473,564
Debt Securities:
Corporate Bonds	—	2,350,266	—	2,350,266
Asset-Backed Securities	—	391,152	—	391,152
Commercial Mortgage-Backed Securities	—	727,163	—	727,163
U.S. Treasury	—	12,678,225	—	12,678,225
Purchased Put Option	625,425	—	—	625,425
Exchange-Traded Funds	10,181,714	—	—	10,181,714
Repurchase Agreement	—	17,747,000	—	17,747,000
TOTAL SECURITIES	$146,175,183	$33,893,806	$—	$201,174,509
Other Financial Instruments[2]
Assets	$3,951	$—	$—	$3,951
Liabilities	(273,593)	—	—	(273,593)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(269,642)	$—	$—	$(269,642)
1	As permitted by U.S. generally accepted accounting principles, Investment Companies valued at $21,105,520 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts and written options contracts.
The following acronyms are used throughout this portfolio:
ETF	—Exchange-Traded Fund
MTN	—Medium Term Note
SPDR	—Standard & Poor's Depositary Receipt
6
Federated High Income Bond Fund II
Portfolio of Investments
September 30, 2016 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—96.5%
		Aerospace/Defense—1.0%
$300,000	[1,2]	Engility Corp., Sr. Unsecd. Note, Series 144A, 8.875%, 9/1/2024	$304,875
325,000		TransDigm, Inc., 7.50%, 7/15/2021	344,703
825,000		TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	874,500
375,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 5/15/2025	392,813
400,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	423,000
200,000	[1,2]	TransDigm, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 6/15/2026	208,500
		TOTAL	2,548,391
		Automotive—3.1%
425,000	[1,2]	Adient Global Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2026	426,063
250,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2024	256,350
450,000	[1,2]	BCD Acquisition, Inc., Series 144A, 9.625%, 9/15/2023	472,500
650,000	[1,2]	Dana Financing Lux Sarl, Series 144A, 6.50%, 6/1/2026	682,825
1,150,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	1,098,250
200,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.00%, 5/31/2026	205,750
150,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	156,750
650,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	639,437
800,000	[1,2]	J.B. Poindexter & Co, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 4/1/2022	851,001
750,000		MPG Holdco I, Inc., Sr. Unsecd. Note, 7.375%, 10/15/2022	772,500
424,727	[1,2]	Schaeffler AG, Series 144A, 6.75%, 11/15/2022	487,374
200,000	[1,2]	Schaeffler Verwaltung Zw, Series 144A, 4.50%, 9/15/2023	202,374
525,000	[1,2]	Schaeffler Verwaltung Zw, Series 144A, 4.75%, 9/15/2026	528,938
575,000	[1,2]	TI Group Auto Systems LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	628,187
300,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.75%, 4/29/2025	316,125
		TOTAL	7,724,424
		Building Materials—1.8%
175,000		Allegion PLC, Sr. Unsecd. Note, 5.875%, 9/15/2023	189,436
625,000	[1,2]	American Builders & Contractors Supply Co. Inc., Series 144A, 5.625%, 4/15/2021	650,001
75,000	[1,2]	American Builders & Contractors Supply Co. Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	78,188
275,000		Beacon Roofing Supply, Inc., 6.375%, 10/1/2023	298,375
225,000	[1,2]	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	241,875
300,000	[1,2]	HD Supply, Inc., Series 144A, 5.75%, 4/15/2024	315,750
300,000		HD Supply, Inc., Sr. Unsecd. Note, 7.50%, 7/15/2020	311,625
225,000	[1,2]	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	238,500
550,000	[1,2]	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	600,875
225,000		Ply Gem Industries, Inc., 6.50%, 2/1/2022	232,594
1,250,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	1,325,000
		TOTAL	4,482,219
		Cable Satellite—7.0%
375,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	389,062
225,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.50%, 5/15/2026	232,875
225,000	[1,2]	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	244,125
775,000		CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	822,469
175,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	183,969
500,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.75%, 2/15/2026	531,250
400,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	427,000
1

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—continued
$1,225,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	$1,231,125
850,000		Charter Communications Holdings II, 5.75%, 1/15/2024	905,250
1,225,000		DISH DBS Corp., 5.875%, 7/15/2022	1,264,812
450,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	446,062
100,000	[1,2]	DISH DBS Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/1/2026	106,500
675,000		Intelsat (Luxembourg) S. A., 7.75%, 6/1/2021	227,813
775,000		Intelsat (Luxembourg) S. A., Sr. Unsecd. Note, 8.125%, 6/1/2023	265,438
300,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 8.00%, 2/15/2024	302,250
1,800,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	1,255,500
625,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	722,656
900,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.875%, 10/15/2025	1,055,250
450,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	489,375
125,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	125,469
400,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	427,500
675,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	698,625
500,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 7/15/2026	515,000
250,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.00%, 1/15/2025	254,375
950,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	986,812
275,000	[1,2]	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	289,781
375,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	382,500
200,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.50%, 8/15/2026	204,500
900,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	949,500
275,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	279,469
725,000	[1,2]	Ziggo Finance BV, Sec. Fac. Bond, Series 144A, 5.50%, 1/15/2027	725,000
300,000	[1,2]	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	301,500
200,000	[1,2]	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 6.00%, 1/15/2027	199,000
		TOTAL	17,441,812
		Chemicals—2.5%
325,000		Ashland, Inc., 4.75%, 8/15/2022	339,219
200,000	[1,2]	Axalta Coating Systems LLC, Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2024	205,375
675,000	[1,2]	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	641,250
525,000	[1,2]	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	551,250
875,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	772,188
475,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	456,000
725,000		Huntsman International LLC, Sr. Unsecd. Note, 5.125%, 11/15/2022	757,625
200,000	[1,2]	PQ Corp., Series 144A, 6.75%, 11/15/2022	212,500
1,975,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	1,930,562
300,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	328,125
		TOTAL	6,194,094
		Construction Machinery—0.1%
200,000	[1,2]	Cloud Crane LLC, Series 144A, 10.125%, 8/1/2024	208,000
		Consumer Cyclical Services—1.0%
525,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	486,937
475,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	440,563
1,100,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	1,089,000
275,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	284,969
250,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	267,000
		TOTAL	2,568,469
2

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Products—3.1%
$1,375,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	$1,439,453
900,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	751,500
1,150,000	[1,2]	First Quality Finance Co. Inc., Series 144A, 4.625%, 5/15/2021	1,147,125
675,000	[1,2]	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	723,094
1,225,000	[1,2]	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	1,274,001
550,000		Spectrum Brands, Inc., 5.75%, 7/15/2025	596,750
300,000		Spectrum Brands, Inc., 6.125%, 12/15/2024	326,349
625,000		Springs Industries, Inc., 6.25%, 6/1/2021	650,000
250,000	[1,2]	Tempur Sealy International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 6/15/2026	258,125
100,000	[1,2]	Valvoline Finco Two LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 7/15/2024	105,000
375,000	[1,2]	Vista Outdoor, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 10/1/2023	393,750
		TOTAL	7,665,147
		Diversified Manufacturing—1.6%
1,100,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	1,142,626
525,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	494,813
750,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	598,126
500,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	522,501
1,225,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	1,258,687
		TOTAL	4,016,753
		Financial Institutions—2.6%
1,175,000		Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	1,233,750
200,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 5/19/2022	206,500
525,000	[1,2]	Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	514,500
1,725,000	[1,2]	Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	1,763,812
1,050,000		Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	960,750
100,000		Navient Corp., Sr. Unsecd. Note, 6.625%, 7/26/2021	101,000
150,000		Navient Corp., Sr. Unsecd. Note, 7.25%, 9/25/2023	149,907
1,375,000	[1,2]	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	1,371,563
		TOTAL	6,301,782
		Food & Beverage—2.0%
1,475,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	1,220,562
525,000	[1,2]	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 1/15/2024	547,312
125,000	[1,2]	Performance Food Group, Inc., Series 144A, 5.50%, 6/1/2024	129,375
75,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2024	80,438
425,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2026	423,938
525,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 3/15/2024	590,625
900,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 8.00%, 7/15/2025	1,034,437
250,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	265,625
625,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 6/15/2024	653,125
		TOTAL	4,945,437
		Gaming—3.8%
200,000	[1,2]	Boyd Gaming Corp., Series 144A, 6.375%, 4/1/2026	215,500
875,000		Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	954,109
675,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	626,062
325,000		GLP Capital LP/GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	350,188
800,000		MGM Mirage, Inc., 7.75%, 3/15/2022	930,000
675,000		MGM Resorts International, 6.00%, 3/15/2023	734,061
150,000		MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	147,000
100,000	[1,2]	MGP Escrow Issuer LLC/MGP Escrow Co-Issuer, Inc., Series 144A, 5.625%, 5/1/2024	108,720
3

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Gaming—continued
$875,000		Mohegan Tribal Gaming Authority, 9.75%, 9/1/2021	$946,094
525,000	[1,2]	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 7.875%, 10/15/2024	526,969
1,050,000		Penn National Gaming, Inc., 5.875%, 11/1/2021	1,089,375
500,000	[1,2]	Pinnacle Entertainment, Inc., Series 144A, 5.625%, 5/1/2024	503,750
475,000	[1,2]	Rivers Pittsburgh LP, Series 144A, 6.125%, 8/15/2021	491,625
1,225,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	1,243,375
485,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	489,850
		TOTAL	9,356,678
		Health Care—10.6%
625,000		Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.50%, 3/1/2024	656,250
1,025,000	[1,2]	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	996,812
1,175,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	1,205,844
725,000		CHS/Community Health Systems, Inc., 5.125%, 8/1/2021	719,562
1,925,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	1,665,125
200,000		DaVita HealthCare Partners, Inc., 5.00%, 5/1/2025	201,250
750,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	766,406
400,000		Emdeon, Inc., 11.00%, 12/31/2019	421,100
300,000	[1,2]	Emdeon, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2021	317,250
1,225,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	1,225,000
1,675,000		HCA, Inc., 5.00%, 3/15/2024	1,779,687
525,000		HCA, Inc., 5.875%, 2/15/2026	560,438
2,025,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	2,093,344
725,000		HCA, Inc., Term Loan—1st Lien, 5.25%, 4/15/2025	774,844
1,250,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	1,137,500
425,000		LifePoint Health, Inc., 5.875%, 12/1/2023	440,937
275,000		LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	287,375
100,000	[1,2]	LifePoint Health, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2024	100,250
200,000	[1,2]	MEDNAX, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2023	210,750
950,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 7.125%, 6/1/2024	1,023,625
2,325,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	2,057,625
1,350,000	[1,2]	Sterigenics-Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	1,407,375
1,000,000	[1,2]	Surgical Care Affiliates, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 4/1/2023	1,055,000
750,000	[1,2]	Team Health, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 12/15/2023	809,062
675,000		Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	707,063
1,525,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	1,532,625
550,000		Tenet Healthcare Corp., Note, 4.375%, 10/1/2021	550,000
650,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	606,125
875,000	[1,2]	Vizient, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 3/1/2024	1,006,250
		TOTAL	26,314,474
		Independent Energy—5.8%
675,000		Antero Resources Corp., 6.00%, 12/1/2020	698,625
450,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	457,875
125,000	[1,2]	Callon Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 10/1/2024	129,688
1,025,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	1,063,437
250,000	[1,2]	Chesapeake Energy Corp., Series 144A, 8.00%, 12/15/2022	253,750
700,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.875%, 11/15/2020	658,000
625,000		Continental Resources, Inc., 4.50%, 4/15/2023	603,125
125,000	[1,2]	Crownrock LP/Crownrock F, Series 144A, 7.125%, 4/15/2021	131,250
250,000	[1,2]	Crownrock LP/Crownrock F, Unsecd. Note, Series 144A, 7.75%, 2/15/2023	269,375
4

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$250,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 6.375%, 6/15/2023	$150,000
175,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 7.75%, 9/1/2022	105,000
850,000		Gulfport Energy Corp., Sr. Unsecd. Note, 7.75%, 11/1/2020	886,125
600,000	[1,2]	Halcon Resources Corp., Series 144A, 8.625%, 2/1/2020	604,500
325,000		Laredo Petroleum, 5.625%, 1/15/2022	316,875
225,000		Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	221,625
350,000		Laredo Petroleum, Sr. Unsecd. Note, 7.375%, 5/1/2022	363,562
225,000		Legacy Reserves, 6.625%, 12/1/2021	118,125
1,125,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	871,875
400,000		Oasis Petroleum Inc., 6.875%, 1/15/2023	383,000
150,000		Oasis Petroleum Inc., 6.875%, 3/15/2022	144,375
650,000		Oasis Petroleum Inc., Company Guarantee, 6.50%, 11/1/2021	624,000
150,000		PDC Energy, Inc., 7.75%, 10/15/2022	160,875
100,000	[1,2]	PDC Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 9/15/2024	104,250
100,000	[1,2]	Parsley Energy LLC/Parsley Finance Corp., Series 144A, 6.25%, 6/1/2024	103,750
200,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.25%, 5/1/2023	198,000
200,000		QEP Resources, Inc., Sr. Unsecd. Note, 6.875%, 3/1/2021	210,000
325,000		RSP Permian, Inc., Sr. Unsecd. Note, 6.625%, 10/1/2022	342,061
300,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	289,500
175,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 3/15/2023	171,937
150,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2022	150,000
800,000		Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	830,000
350,000		SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	330,750
325,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	307,125
300,000		SM Energy Co., Sr. Unsecd. Note, 6.50%, 1/1/2023	304,500
50,000		SM Energy Co., Sr. Unsecd. Note, 6.75%, 9/15/2026	50,594
450,000		Southwestern Energy Co., Sr. Unsecd. Note, 4.10%, 3/15/2022	410,625
75,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.25%, 9/15/2024	71,063
125,000		WPX Energy, Inc., Sr. Unsecd. Note, 6.00%, 1/15/2022	124,063
150,000		WPX Energy, Inc., Sr. Unsecd. Note, 8.25%, 8/1/2023	162,312
1,150,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	1,058,000
		TOTAL	14,433,592
		Industrial - Other—2.1%
475,000		Anixter International, Inc., 5.125%, 10/1/2021	499,344
275,000		Anixter, Inc., 5.50%, 3/1/2023	289,094
900,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	918,000
350,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.50%, 9/1/2022	366,625
525,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	552,563
1,275,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	1,201,687
875,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	916,562
600,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	564,000
		TOTAL	5,307,875
		Leisure—0.3%
775,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	0
350,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	354,375
425,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	438,813
		TOTAL	793,188
		Lodging—0.2%
300,000	[1,2]	Hilton Domestic Operations, Series 144A, 4.25%, 9/1/2024	307,500
5

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Lodging—continued
$150,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 5.00%, 4/15/2023	$153,000
		TOTAL	460,500
		Media Entertainment—6.6%
625,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.00%, 4/1/2024	630,469
275,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.625%, 2/15/2024	287,031
275,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	289,781
900,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	673,875
200,000	[1,2]	Clear Channel International BV, Sr. Unsecd. Note, Series 144A, 8.75%, 12/15/2020	215,000
275,000		Clear Channel Worldwide, Series A, 6.50%, 11/15/2022	278,438
550,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	575,437
475,000		Cumulus Media, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2019	194,750
300,000	[1,2]	EMI Music Publishing Group North America Holdings, Inc., Series 144A, 7.625%, 6/15/2024	325,875
1,250,000	[1,2]	Emerald Expo Holdings, Inc., Series 144A, 9.00%, 6/15/2021	1,304,687
700,000		Gannett Co., Inc., 6.375%, 10/15/2023	755,125
100,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	103,625
275,000	[1,2]	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2024	270,531
175,000	[1,2]	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2026	176,750
75,000		Lamar Media Corp., Sr. Unsecd. Note, 5.75%, 2/1/2026	81,094
1,100,000		Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	1,157,750
250,000		Match Group, Inc., Sr. Unsecd. Note, 6.375%, 6/1/2024	272,188
750,000		Match Group, Inc., Sr. Unsecd. Note, 6.75%, 12/15/2022	800,625
300,000	[1,2]	McGraw Hill Global Education Holdings LLC, Sr. Unsecd. Note, Series 144A, 7.875%, 5/15/2024	325,125
900,000	[1,2]	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	933,750
50,000	[1,2]	Nexstar Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 8/1/2024	50,500
900,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	932,626
500,000	[1,2]	Radio One, Inc., Series 144A, 7.375%, 4/15/2022	505,000
700,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	656,250
1,250,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	1,281,250
75,000	[1,2]	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.125%, 2/15/2027	73,500
125,000	[1,2]	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2026	130,313
1,175,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	1,198,500
675,000	[1,2]	Townsquare Media, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2023	687,656
1,125,000		Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	1,143,984
75,000	[1,2]	WMG Acquisition Corp., Series 144A, 5.00%, 8/1/2023	76,313
		TOTAL	16,387,798
		Metals & Mining—2.3%
1,225,000		ArcelorMittal SA, 6.125%, 6/1/2025	1,341,375
700,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	637,000
1,275,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.40%, 11/14/2034	1,064,625
100,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	104,250
875,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	918,750
250,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.00%, 8/15/2040	233,750
450,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	427,500
425,000	[1,2]	Teck Resources Ltd., Sr. Unsecd. Note, Series 144A, 8.50%, 6/1/2024	487,688
526,250	[1,2]	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., Series 144A, 9.75%, 6/15/2019	507,831
		TOTAL	5,722,769
		Midstream—7.0%
725,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	734,355
125,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	126,536
6

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$275,000		AmeriGas Financial Corp., Sr. Unsecd. Note, 7.00%, 5/20/2022	$292,187
225,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	239,063
550,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	584,375
300,000	[1,2]	Antero Midstream Partners LP, Sr. Unsecd. Note, Series 144A, 5.375%, 9/15/2024	304,500
500,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	498,750
250,000	[1,2]	Cheniere Corpus Christi Holdings LLC, Series 144A, 7.00%, 6/30/2024	271,250
375,000		Chesapeake Midstream Partners L.P., Sr. Unsecd. Note, 6.125%, 7/15/2022	389,368
210,000		Crestwood Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 3/1/2022	213,150
350,000		Crestwood Midstream Partners LP, Sr. Unsecd. Note, 6.25%, 4/1/2023	356,125
1,075,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	1,120,687
450,000		Ferrellgas LP/ Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	398,250
500,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	460,000
825,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	738,375
750,000	[1,2]	Hiland Partners LP, Series 144A, 5.50%, 5/15/2022	780,541
275,000	[1,2]	Holly Energy Partners LP, Series 144A, 6.00%, 8/1/2024	286,000
675,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	699,469
600,000		MPLX LP, Sr. Unsecd. Note, Series WI, 4.875%, 12/1/2024	621,926
575,000		MPLX LP, Sr. Unsecd. Note, Series WI, 4.875%, 6/1/2025	595,477
250,000		Regency Energy Partners LP, 4.50%, 11/1/2023	252,165
200,000		Regency Energy Partners LP, 5.50%, 4/15/2023	206,703
125,000		Sabine Pass LNG LP, 5.625%, 2/1/2021	133,594
500,000		Sabine Pass LNG LP, 5.625%, 3/1/2025	539,375
225,000		Sabine Pass LNG LP, 5.625%, 4/15/2023	241,313
300,000		Sabine Pass LNG LP, 6.25%, 3/15/2022	330,000
450,000	[1,2]	Sabine Pass LNG LP, Sec. Fac. Bond, Series 144A, 5.00%, 3/15/2027	462,375
550,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	561,000
448,000		Suburban Propane Partners LP, 7.375%, 8/1/2021	466,200
275,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 5.75%, 3/1/2025	279,813
925,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	885,687
275,000		Summit Midstream Holdings LLC, Sr. Unsecd. Note, 7.50%, 7/1/2021	286,000
125,000	[1,2]	Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 2/1/2025	125,469
275,000	[1,2]	Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2027	277,406
225,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	232,031
425,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	444,656
475,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.25%, 10/15/2022	509,437
325,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.375%, 5/1/2024	350,188
675,000		Western Refining Logistics LP/WNRL Finance Corp., Sr. Unsecd. Note, 7.50%, 2/15/2023	695,250
275,000		Williams Cos., Inc., Sr. Unsecd. Note, 4.55%, 6/24/2024	281,751
		TOTAL	17,270,797
		Oil Field Services—0.4%
450,000		CGG SA, Sr. Unsecd. Note, 6.875%, 1/15/2022	231,750
350,000		Weatherford International Ltd., 7.00%, 3/15/2038	259,000
525,000		Weatherford International Ltd., Sr. Unsecd. Note, 8.25%, 6/15/2023	521,062
		TOTAL	1,011,812
		Packaging—5.8%
400,000	[1,2]	ARD Finance SA, Series 144A, 7.125%, 9/15/2023	399,000
575,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	596,562
70,588	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	73,235
300,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	311,251
7

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$1,350,000	[1,2]	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2024	$1,447,875
450,000		Ball Corp., Sr. Unsecd. Note, 5.25%, 7/1/2025	486,563
850,000		Berry Plastics Corp., 5.125%, 7/15/2023	868,593
750,000		Berry Plastics Corp., 5.50%, 5/15/2022	780,000
150,000		Berry Plastics Corp., Term Loan—2nd Lien, 6.00%, 10/15/2022	159,000
1,300,000	[1,2]	Bway Holding Co., Series 144A, 9.125%, 8/15/2021	1,365,000
950,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	1,015,312
1,125,000	[1,2]	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	1,186,875
750,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	781,875
200,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	220,625
775,000		Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	800,187
50,000	[1,2]	Reynolds Group Issuer, Inc./LLC/LU, Series 144A, 7.00%, 7/15/2024	53,719
1,125,000		Reynolds Group, 8.25%, 2/15/2021	1,173,869
300,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	328,500
525,000	[1,2]	Sealed Air Corp., Series 144A, 5.25%, 4/1/2023	561,750
375,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	397,969
1,250,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	1,271,875
		TOTAL	14,279,635
		Paper—0.4%
250,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	251,563
625,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	635,937
		TOTAL	887,500
		Pharmaceuticals—4.0%
600,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/1/2025	533,250
875,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	800,625
1,225,000		Grifols Worldwide Operations Ltd., Sr. Unsecd. Note, 5.25%, 4/1/2022	1,274,000
400,000	[1,2]	IMS Health, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/15/2026	417,000
1,875,000	[1,2]	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	1,954,687
1,225,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	1,108,625
675,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	644,625
225,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	216,562
300,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	269,250
375,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	364,219
200,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	172,000
1,325,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 4/15/2025	1,144,469
175,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 7/15/2022	163,188
1,050,000	[1,2]	Vrx Escrow Corp., Series 144A, 5.875%, 5/15/2023	912,901
		TOTAL	9,975,401
		Refining—0.9%
825,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	750,750
500,000		Northern Tier Energy LLC/Northern Tier Fin Corp., Bond, 7.125%, 11/15/2020	513,750
850,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	879,750
		TOTAL	2,144,250
		Restaurants—1.0%
1,475,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 6.00%, 4/1/2022	1,548,750
200,000		NPC INTL/OPER Co., A&B, Inc., 10.50%, 1/15/2020	210,000
250,000	[1,2]	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 6/1/2024	261,875
500,000	[1,2]	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 6/1/2026	530,000
		TOTAL	2,550,625
8

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Retailers—1.2%
$1,500,000	[1,2]	Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	$1,578,750
300,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	238,500
200,000	[1,2]	Penney (J.C.) Co., Inc., Series 144A, 5.875%, 7/1/2023	208,500
925,000	[1,2]	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	1,000,156
		TOTAL	3,025,906
		Supermarkets—0.4%
275,000	[1,2]	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, Series 144A, 5.75%, 3/15/2025	275,000
550,000	[1,2]	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2024	573,375
		TOTAL	848,375
		Technology—9.9%
210,000		Advanced Micro Devices, Inc., 7.00%, 7/1/2024	207,375
1,325,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	1,209,062
1,150,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	1,233,375
825,000	[1,2]	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	883,781
100,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	105,875
175,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 5.875%, 6/15/2021	186,012
725,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	797,849
1,050,000	[1,2]	Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	1,107,750
550,000	[1,2]	First Data Corp., Series 144A, 5.375%, 8/15/2023	567,875
1,850,000	[1,2]	First Data Corp., Series 144A, 5.75%, 1/15/2024	1,907,812
600,000	[1,2]	First Data Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2023	636,000
1,325,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	1,291,875
1,400,000		Infor US, Inc., 6.50%, 5/15/2022	1,424,500
1,325,000	[1,2]	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	1,238,875
475,000	[1,2]	JDA Escrow LLC/JDA Bond Finance, Inc., Series 144A, 7.375%, 10/15/2024	489,250
525,000	[1,2]	MSCI, Inc., Series 144A, 5.75%, 8/15/2025	563,063
125,000	[1,2]	MSCI, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 11/15/2024	132,956
125,000		Micron Technology, Inc., Sr. Unsecd. Note, 5.50%, 2/1/2025	123,125
275,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2024	268,813
675,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	664,875
475,000	[1,2]	Microsemi Corp., Sr. Unsecd. Note, Series 144A, 9.125%, 4/15/2023	543,875
575,000		NCR Corp., 6.375%, 12/15/2023	610,938
675,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	693,563
175,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	184,844
875,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	899,062
250,000	[1,2]	Nuance Communications, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/1/2024	261,250
150,000		PTC, Inc., Sr. Unsecd. Note, 6.00%, 5/15/2024	160,875
825,000		Qorvo, Inc., Sr. Unsecd. Note, 7.00%, 12/1/2025	898,218
275,000	[1,2]	Riverbed Technology, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 3/1/2023	295,281
675,000		SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023	713,812
125,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.25%, 11/15/2023	127,813
725,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	748,562
450,000	[1,2]	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	477,000
225,000	[1,2]	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	245,250
950,000	[1,2]	Solera LLC/Solera Finance, Inc., Series 144A, 10.50%, 3/1/2024	1,064,000
525,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	399,000
150,000	[1,2]	Versum Materials, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/30/2024	154,500
950,000		Zebra Technologies Corp., Sr. Note, 7.25%, 10/15/2022	1,035,500
		TOTAL	24,553,441
9

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation Services—1.0%
$200,000		Avis Budget Group, Inc., Sr. Unsecd. Note, 5.50%, 4/1/2023	$202,750
125,000	[1,2]	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2025	120,469
750,000	[1,2]	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 4/1/2024	768,750
1,250,000		HDTFS, Inc., 6.25%, 10/15/2022	1,293,750
125,000	[1,2]	Hertz Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2024	124,687
		TOTAL	2,510,406
		Utility - Electric—1.7%
1,450,000		Calpine Corp., 5.75%, 1/15/2025	1,435,500
11,439	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	11,525
650,000		NRG Energy, Inc., 6.25%, 5/1/2024	663,000
175,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	177,625
202,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	212,100
525,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 1/15/2027	515,156
225,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2026	230,063
675,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 5.875%, 2/1/2023	698,625
200,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.125%, 6/15/2025	211,000
		TOTAL	4,154,594
		Wireless Communications—4.7%
950,000	[1,2]	Altice Luxembourg SA, Series 144A, 7.75%, 5/15/2022	1,017,687
825,000	[1,2]	Altice Luxembourg SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	851,812
850,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	742,687
225,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	239,906
50,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	52,688
250,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	257,188
825,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	889,969
950,000	[1,2]	Numericable-SFR SAS, Series 144A, 7.375%, 5/1/2026	972,268
350,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	331,188
875,000		Sprint Corp., 7.125%, 6/15/2024	857,500
1,550,000		Sprint Corp., 7.875%, 9/15/2023	1,573,250
475,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	472,625
975,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	917,719
375,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	404,062
275,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	294,817
375,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	408,750
775,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	841,317
425,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	472,281
		TOTAL	11,597,714
		Wireline Communications—0.6%
225,000		Level 3 Communications, Inc., Sr. Unsecd. Note, 5.75%, 12/1/2022	235,688
325,000	[1,2]	Level 3 Financing, Inc., Series 144A, 5.25%, 3/15/2026	336,375
850,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 5.375%, 5/1/2025	889,312
		TOTAL	1,461,375
		TOTAL CORPORATE BONDS (IDENTIFIED COST $238,054,145)	239,145,233
		COMMON STOCKS—0.0%
		Independent Energy—0.0%
6,236	[1,3,5]	Lone Pine Resources Canada Ltd.	0
50,000	[1,3,5]	Lone Pine Resources, Inc., Escrow Shares	0
10

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Independent Energy—continued
3,458	[3]	Prairie Provident Resources, Inc.	$2,326
		TOTAL COMMON STOCKS (IDENTIFIED COST $49,520)	2,326
		REPURCHASE AGREEMENT—3.4%
8,391,000		Interest in $1,135,000,000 joint repurchase agreement 0.50%, dated 9/30/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,135,047,292 on 10/3/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $1,169,098,711. (AT COST)	8,391,000
		TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $246,494,665)[7]	247,538,559
		OTHER ASSETS AND LIABILITIES - NET—0.1%[8]	275,329
		TOTAL NET ASSETS—100%	$247,813,888
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2016, these restricted securities amounted to $126,835,879, which represented 51.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2016, these liquid restricted securities amounted to $126,824,354, which represented 51.2% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at September 30, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
FPL Energy National Wind, Series 144A, 6.125%, 3/25/2019	2/16/2005	$11,439	$11,525
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	3/23/2006	$737,477	$0
Lone Pine Resources Canada Ltd.	1/30/2014	$0	$0
Lone Pine Resources, Inc., Escrow Shares	1/30/2014	$0	$0
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Principal amount and interest were not paid upon final maturity.
7	At September 30, 2016, the cost of investments for federal tax purposes was $246,967,284. The net unrealized appreciation of investments for federal tax purposes was $571,275. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,224,605 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,653,330.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
11

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have the ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
12

The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total

Debt Securities:
Corporate Bonds	$—	$239,145,233	$0	$239,145,233
Equity Securities:
Common Stocks
International	2,326	—	0	2,326
Repurchase Agreement	—	8,391,000	—	8,391,000
TOTAL SECURITIES	$2,326	$247,536,233	$0	$247,538,559
13
Federated Kaufmann Fund II
Portfolio of Investments
September 30, 2016 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—88.8%
		Consumer Discretionary—8.6%
7,000		Abercrombie & Fitch Co., Class A	$111,230
1,811	[1]	Amazon.com, Inc.	1,516,368
3,800	[2]	Cracker Barrel Old Country Store, Inc.	502,436
1,200		Ctrip.com International Ltd., ADR	55,884
24,900	[1]	Dave & Buster's Entertainment, Inc.	975,582
14,900		Hanesbrands, Inc.	376,225
30,800		Hilton Worldwide Holdings, Inc.	706,244
11,400		Las Vegas Sands Corp.	655,956
4,500	[1]	Mohawk Industries, Inc.	901,530
11,000		Moncler S.p.A	187,688
1,109,680		NagaCorp Limited	733,251
18,000	[1]	One Group Hospitality, Inc./The	45,000
164,248		Samsonite International SA	524,814
8,600		Six Flags Entertainment Corp.	461,046
32,200		Starbucks Corp.	1,743,308
4,800		Whirlpool Corp.	778,368
27,400	[1]	Yoox Net-A-Porter Group	849,002
		TOTAL	11,123,932
		Consumer Staples—1.4%
27,100	[1,2]	Blue Buffalo Pet Products, Inc.	643,896
4,900		CVS Health Corp.	436,051
5,200		Smucker (J.M.) Co.	704,808
		TOTAL	1,784,755
		Energy—1.7%
33,000	[1]	Rice Energy, Inc.	861,630
29,500		US Silica Holdings, Inc.	1,373,520
		TOTAL	2,235,150
		Financials—5.7%
5,000	[1]	Affiliated Managers Group	723,500
32,700		American International Group, Inc.	1,940,418
6,867		BlackRock, Inc.	2,489,013
66,300		Chimera Investment Corp.	1,057,485
55,301		EverBank Financial Corp.	1,070,628
		TOTAL	7,281,044
		Health Care—32.4%
11,900	[1]	Acadia Healthcare Co., Inc.	589,645
7,760	[1]	Acadia Pharmaceuticals, Inc.	246,846
7,500		Agilent Technologies, Inc.	353,175
19,100	[1]	Alkermes, Inc.	898,273
27,473	[1]	Amphastar Pharmaceuticals, Inc.	521,163
34,394	[1,3]	arGEN-x	590,458
8,900	[1]	aTyr Pharma, Inc.	28,302
142,420	[1,4]	BioNano Genomics, Inc.	0
26,900	[1]	Boston Scientific Corp.	640,220
18,812	[1]	Catalent, Inc.	486,102
1

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
42,500	[1,3]	ContraFect Corp.	$105,400
310,000	[1,3]	Corcept Therapeutics, Inc.	2,015,000
12,200		Danaher Corp.	956,358
38,100	[1,2]	Dexcom, Inc.	3,339,846
220,470	[1,3,4]	Dyax Corp.	244,722
49,800	[1,3]	Dynavax Technologies Corp.	522,402
41,000	[1,2,3]	Egalet Corp.	312,010
6,080	[1,2]	GW Pharmaceuticals PLC, ADR	806,998
21,500	[1]	Galapagos NV	1,385,411
23,900	[1]	Galapagos NV, ADR	1,545,374
15,300	[1]	Genmab A/S	2,621,895
18,800	[1]	Glaukos Corp.	709,512
12,100	[1]	IDEXX Laboratories, Inc.	1,364,033
34,900	[1,3]	Intersect ENT, Inc.	552,816
4,300	[1]	MacroGenics, Inc.	128,613
10,600		Medtronic PLC	915,840
122,882	[1,3]	Minerva Neurosciences, Inc.	1,734,479
24,300	[1]	Nektar Therapeutics	417,474
6,400	[1]	Nevro Corp.	668,096
61,100	[1,3]	Otonomy, Inc.	1,111,409
7,800	[1]	Penumbra, Inc.	592,722
22,220	[1]	Poxel SA	173,999
248,090	[1,3]	Progenics Pharmaceuticals, Inc.	1,570,410
18,300	[1]	Repligen Corp.	552,477
27,200	[1]	SAGE Therapeutics, Inc.	1,252,560
66,360	[1,2,3]	SCYNEXIS, Inc.	256,813
47,850	[1,2,3]	Seres Therapeutics, Inc.	588,076
17,100		Shire PLC	1,105,255
3,200		Shire PLC, ADR	620,352
33,900	[1,3]	Spark Therapeutics, Inc.	2,036,034
28,534	[1,3,5]	SteadyMed Ltd.	102,152
2,945	[1,3,5,6]	SteadyMed Ltd.	9,218
27,200	[1,3]	SteadyMed Ltd.	98,701
18,200	[1]	Tesaro, Inc.	1,824,368
8,900	[1]	Ultragenyx Pharmaceutical, Inc.	631,366
3,725	[1]	VCA, Inc.	260,676
84,800	[1]	Veeva Systems, Inc.	3,500,544
27,150	[1]	Versartis, Inc.	332,587
1,176		West Pharmaceutical Services, Inc.	87,612
21,300	[1,3]	Zogenix, Inc.	243,459
		TOTAL	41,651,253
		Industrials—7.2%
3,900		Acuity Brands, Inc.	1,031,940
53,100		Air Lease Corp.	1,517,598
14,540	[1]	Dycom Industries, Inc.	1,189,081
6,850		Equifax, Inc.	921,873
19,300		KAR Auction Services, Inc.	832,988
11,982		Owens Corning, Inc.	639,719
17,800	[1]	Rexnord Corp.	381,098
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
9,400		Safran SA	$675,890
13,700		Union Pacific Corp.	1,336,161
9,000	[1]	Verisk Analytics, Inc.	731,520
		TOTAL	9,257,868
		Information Technology—22.7%
3,100	[1]	Adobe Systems, Inc.	336,474
35,000	[1]	Advanced Micro Devices, Inc.	241,850
13,300	[1]	Alibaba Group Holding Ltd., ADR	1,407,007
15,400		Amadeus IT Group S.A.	769,383
12,100		Broadcom Ltd.	2,087,492
24,435	[1]	BroadSoft, Inc.	1,137,449
4,400	[1]	Check Point Software Technologies Ltd.	341,484
7,900	[1]	CoStar Group, Inc.	1,710,587
16,700	[1,2]	Fitbit, Inc.	247,828
10,074	[1]	Fleetmatics Group PLC	604,239
19,400	[1]	GoDaddy, Inc.	669,882
1,225	[1]	GrubHub, Inc.	52,663
2,995	[1]	Line Corp., ADR	144,958
35,000	[1]	Microsemi Corp.	1,469,300
36,500	[1]	Mobileye NV	1,553,805
28,000	[1]	NIC, Inc.	658,000
24,600	[1]	NXP Semiconductors NV	2,509,446
7,900	[1]	NetSuite, Inc.	874,451
13,823	[1]	Q2 Holdings, Inc.	396,167
35,550	[1]	RADWARE Ltd.	488,457
12,100	[1]	Salesforce.com, Inc.	863,093
33,900	[1]	ServiceNow, Inc.	2,683,185
6,700	[1]	Shopify, Inc.	287,564
11,000	[1]	Splunk, Inc.	645,480
17,000	[1]	Tyler Technologies, Inc.	2,910,910
24,200	[1]	Vantiv, Inc.	1,361,734
24,200	[1]	Workday, Inc.	2,218,898
16,300	[1,2]	Zillow Group, Inc.	564,795
		TOTAL	29,236,581
		Materials—6.1%
12,800		Eagle Materials, Inc.	989,440
9,175	[1]	Ingevity Corp.	422,968
9,420		Martin Marietta Materials	1,687,216
9,600		Sherwin-Williams Co.	2,655,936
40,500	[1]	Valvoline, Inc.	951,345
10,000		Vulcan Materials Co.	1,137,300
		TOTAL	7,844,205
		Real Estate—2.7%
28,900	[1]	CBRE Group, Inc.	808,622
12,200		Crown Castle International Corp.	1,149,362
6,000		Lamar Advertising Co.	391,860
9,315		MGM Growth Properties LLC	242,842
17,500		Ryman Hospitality Properties	842,800
		TOTAL	3,435,486
3

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Telecommunication Services—0.3%
12,900	[1]	Zayo Group Holdings, Inc.	$383,259
		TOTAL COMMON STOCKS (IDENTIFIED COST $77,668,770)	114,233,533
		WARRANTS—0.2%
		Health Care—0.2%
42,500	[1,3]	ContraFect Corp., Warrants	60,656
21,060	[1,3]	SCYNEXIS, Inc., Warrants	52,121
28,534	[1,3]	SteadyMed Ltd., Warrants	66,966
128,250	[1,3]	Zogenix, Inc., Warrants	38,437
		TOTAL WARRANTS (IDENTIFIED COST $3,992)	218,180
		CORPORATE BONDS—0.1%
		Consumer Discretionary—0.0%
$6,000	[5]	Ctrip.com International Ltd., Conv. Bond, Series 144A, 1.25%, 9/15/2022	6,076
		Health Care—0.1%
95,000	[5,6]	Protalix Biotherapeutics, Inc., Conv. Bond, 4.50%, 9/15/2018	64,823
		TOTAL CORPORATE BONDS (IDENTIFIED COST $101,000)	70,899
		REPURCHASE AGREEMENTS—15.2%
13,683,000		Interest in $1,135,000,000 joint repurchase agreement 0.50%, dated 9/30/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,135,047,292 on 10/3/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $1,169,098,711.	13,683,000
5,921,585		Interest in $1,135,000,000 joint repurchase agreement 0.50%, dated 9/30/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,135,047,292 on 10/3/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $1,169,098,711 (purchased with proceeds from securities lending collateral).	5,921,585
		TOTAL REPURCHASE AGREEMENTS (AT COST)	19,604,585
		TOTAL INVESTMENTS—104.3% (IDENTIFIED COST $97,378,347)[7]	134,127,197
		OTHER ASSETS AND LIABILITIES - NET—(4.3)%[8]	(5,521,215)
		TOTAL NET ASSETS—100%	$128,605,982
At September 30, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
1S&P 500 E-mini Index Short Futures	5	$540,100	December 2016	$2,674
The average notional value of short futures contracts held by the Fund throughout the period was $173,333. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of September 30, 2016, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities on Loan	Market Value of Collateral
$5,733,030	$5,921,585
3	Affiliated companies.
4

Transactions involving affiliated companies during the period ended September 31, 2016, were as follows:
Affiliates	Balance of Shares Held 12/31/2015	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2016	Value	Dividend Income
arGEN-x	—	34,394	—	34,394	$590,458	$—
*BioDelivery Sciences International, Inc.	60,554	—	(60,554)	—	$—	$—
*Catalyst Pharmaceutical Partners, Inc.	82,320	8,800	(91,120)	—	$—	$—
*ChannelAdvisor Corp.	24,300	—	(24,300)	—	$—	$—
ContraFect Corp.	—	42,500	—	42,500	$105,400	$—
ContraFect Corp., Warrants	—	42,500	—	42,500	$60,656	$—
Corcept Therapeutics, Inc.	310,000	—	—	310,000	$2,015,000	$—
*Dyax Corp.	220,470	—	(220,470)	—	$—	$—
Dyax Corp.	—	220,470	—	220,470	$244,722	$—
Dynavax Technologies Corp.	45,370	4,430	—	49,800	$522,402	$—
Egalet Corp.	38,453	24,600	(22,053)	41,000	$312,010	$—
**Galapagos NV	31,000	3,500	(13,000)	21,500	$1,385,411	$—
**Galapagos NV, ADR	23,900	—	—	23,900	$1,545,374	$—
Intersect ENT, Inc.	27,200	22,800	(15,100)	34,900	$552,816	$—
Minerva Neurosciences, Inc.	—	122,882	—	122,882	$1,734,479	$—
*Minerva Neurosciences, Inc.	44,611	—	(44,611)	—	$—	$—
*Minerva Neurosciences, Inc., Warrants	44,611	—	(44,611)	—	$—	$—
*Ocular Therapeutix, Inc.	30,976	—	(30,976)	—	$—	$—
Otonomy, Inc.	41,900	42,365	(23,165)	61,100	$1,111,409	$—
*Otonomy, Inc.	8,365	—	(8,365)	—	$—	$—
*Premier, Inc.	25,699	—	(25,699)	—	$—	$—
Progenics Pharmaceuticals, Inc.	248,090	—	—	248,090	$1,570,410	$—
SCYNEXIS, Inc.	19,560	46,800	—	66,360	$256,813	$—
SCYNEXIS, Inc., Warrants	—	21,060	—	21,060	$52,121	$—
Seres Therapeutics, Inc.	14,980	55,304	(22,434)	47,850	$588,076	$—
Spark Therapeutics, Inc.	19,710	14,890	(700)	33,900	$2,036,034	$—
SteadyMed Ltd.	27,200	2,945	—	30,145	$107,919	$—
SteadyMed Ltd.	2,945	—	(2,945)	—	$—	$—
SteadyMed Ltd.	—	28,534	—	28,534	$102,152	$—
SteadyMed Ltd., Warrants	—	28,534	—	28,534	$66,966	$—
*Textura Corp.	71,400	9,000	(80,400)	—	$—	$—
Zogenix, Inc.	43,936	—	(22,636)	21,300	$243,459	$—
Zogenix, Inc., Warrants	128,250	—	—	128,250	$38,437	$—
TOTAL OF AFFILIATED COMPANIES	1,635,800	776,308	(753,139)	1,658,969	$15,242,524	$—
*	The security is no longer held on the Fund's portfolio of investments.
**	At September 30, 2016, the Fund no longer has ownership of at least 5% of the voting shares.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
5	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2016, these restricted securities amounted to $182,269, which represented 0.1% of total net assets.
6	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Trustees. At September 30, 2016, these liquid restricted securities amounted to $74,041, which represented 0.1% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, that have been deemed liquid by the Trustees, if applicable held at September 30, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Ctrip.com International Ltd., Conv. Bond, Series 144A, 1.25%, 9/15/2022	9/07/2016	$6,000	$6,076
SteadyMed Ltd.	7/29/2016	$89,311	$102,152
5

7	At September 30, 2016, the cost of investments for federal tax purposes was $97,378,347. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; and (b) futures contracts was $36,748,850. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $39,029,291 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,280,441.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
6

■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Advisers determine that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$90,810,361	$—	$244,722	$91,055,083
International	13,561,404	9,617,046	—	23,178,450
Warrants	—	218,180	—	218,180
Debt Securities:
Corporate Bonds	—	70,899	—	70,899
Repurchase Agreements	—	19,604,585	—	19,604,585
TOTAL SECURITIES	$104,371,765	$29,510,710	$244,722	$134,127,197
Other Financial Instruments[1]
Assets	$2,674	$—	$—	$2,674
Liabilities	—	—	—	—
OTHER FINANCIAL INSTRUMENTS	$2,674	$—	$—	$2,674
1	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
SA	—Support Agreement
7
Federated Managed Volatility Fund II
Portfolio of Investments
September 30, 2016 (unaudited)
Principal Amount, Contracts or Shares		Value
	COMMON STOCKS—37.8%
	Consumer Discretionary—2.0%
65,276	American Eagle Outfitters, Inc.	$$1,165,829
13,484	Brinker International, Inc.	679,998
17,460	Comcast Corp., Class A	1,158,297
800	Darden Restaurants, Inc.	49,056
99,884	Ford Motor Co.	1,205,600
36,454	Goodyear Tire & Rubber Co.	1,177,464
13,728	Home Depot, Inc.	1,766,519
6,584	Honda Motor Co. Ltd., ADR	190,409
27,026	Kohl's Corp.	1,182,388
25,366	M.D.C. Holdings, Inc.	654,443
15,529	TJX Cos., Inc.	1,161,259
12,689	Time Warner, Inc.	1,010,171
	TOTAL	11,401,433
	Consumer Staples—3.1%
18,299	Altria Group, Inc.	1,157,046
15,773	Colgate-Palmolive Co.	1,169,410
53,593	ConAgra Foods, Inc.	2,524,766
37,185	Energizer Holdings, Inc.	1,857,763
13,402	Ingredion, Inc.	1,783,270
26,009	Smucker (J.M.) Co.	3,525,260
70,594	Sysco Corp.	3,459,812
24,029	Wal-Mart Stores, Inc.	1,732,971
	TOTAL	17,210,298
	Energy—4.3%
35,757	Apache Corp.	2,283,800
55,455	Baker Hughes, Inc.	2,798,814
64,569	Canadian Natural Resources Ltd.	2,068,791
36,640	China Petroleum & Chemical Corp., ADR	2,705,864
79,124	ENI S.p.A, ADR	2,284,310
48,678	Frank's International N.V.	632,814
8,010	Occidental Petroleum Corp.	584,089
21,189	Oceaneering International, Inc.	582,909
47,204	Suncor Energy, Inc.	1,311,327
281,631	Technip SA	4,320,219
7,662	Tesoro Petroleum Corp.	609,589
76,008	Valero Energy Corp.	4,028,424
	TOTAL	24,210,950
	Financials—8.4%
39,756	Aflac, Inc.	2,857,264
42,541	Allstate Corp.	2,942,986
18,204	American Express Co.	1,165,784
8,730	Ameriprise Financial, Inc.	870,992
30,554	BB&T Corp.	1,152,497
113,233	Bank of America Corp.	1,772,096

Principal Amount, Contracts or Shares		Value
	COMMON STOCKS—continued
	Financials—continued
37,234	Citigroup, Inc.	$1,758,562
16,508	Cullen Frost Bankers, Inc.	1,187,585
76,520	Discover Financial Services	4,327,206
48,011	East West Bancorp, Inc.	1,762,484
10,438	Goldman Sachs Group, Inc.	1,683,336
68,105	Hartford Financial Services Group, Inc.	2,916,256
65,290	JPMorgan Chase & Co.	4,347,661
52,671	MetLife, Inc.	2,340,173
90,784	Morgan Stanley	2,910,535
160,367	Old Republic International Corp.	2,825,667
26,045	PNC Financial Services Group	2,346,394
71,383	Sun Life Financial Services of Canada	2,322,803
21,602	The Bank of New York Mellon Corp.	861,488
25,129	The Travelers Cos, Inc.	2,878,527
27,262	U.S. Bancorp	1,169,267
34,894	Zions Bancorporation	1,082,412
	TOTAL	47,481,975
	Health Care—4.7%
18,020	AbbVie, Inc.	1,136,521
10,045	Aetna, Inc.	1,159,695
16,766	Amgen, Inc.	2,796,737
18,091	Anthem, Inc.	2,266,983
48,431	Baxter International, Inc.	2,305,316
36,421	Gilead Sciences, Inc.	2,881,630
53,748	GlaxoSmithKline PLC, ADR	2,318,151
26,466	Johnson & Johnson	3,126,429
69,847	Merck & Co., Inc.	4,359,151
86,813	Teva Pharmaceutical Industries, Ltd., ADR	3,994,266
	TOTAL	26,344,879
	Industrials—3.8%
26,566	Alaska Air Group, Inc.	1,749,637
39,130	Apogee Enterprises, Inc.	1,748,720
29,636	Delta Air Lines, Inc.	1,166,473
6,602	Deluxe Corp.	441,146
27,042	Eaton Corp. PLC	1,776,930
7,433	General Dynamics Corp.	1,153,304
15,709	Huntington Ingalls Industries, Inc.	2,410,075
25,858	Ingersoll-Rand PLC	1,756,792
20,883	Johnson Controls International PLC	971,686
16,414	Manpower Group, Inc.	1,186,076
33,802	Masco Corp.	1,159,747
5,963	Northrop Grumman Corp.	1,275,784
13,993	Parker-Hannifin Corp.	1,756,541
9,355	Robert Half International, Inc.	354,180
11,446	United Technologies Corp.	1,162,913
18,282	Waste Management, Inc.	1,165,660
	TOTAL	21,235,664
	Information Technology—4.6%
20,492	Apple, Inc.	2,316,621

Principal Amount, Contracts or Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
78,188		Applied Materials, Inc.	$2,357,368
100,120		Cisco Systems, Inc.	3,175,806
74,501		Corning, Inc.	1,761,949
113,306	[1]	HP, Inc.	1,759,642
12,653		Harris Corp.	1,159,141
50,556		Hewlett Packard Enterprise Co.	1,150,149
18,788		Lam Research Corp.	1,779,411
53,092		Leidos Holdings, Inc.	2,297,822
29,993		Microsoft Corp.	1,727,597
26,931		TE Connectivity Ltd.	1,733,818
62,734		Texas Instruments, Inc.	4,402,672
		TOTAL	25,621,996
		Materials—1.7%
33,846		Avery Dennison Corp.	2,632,880
26,597		Cabot Corp.	1,393,949
35,638		Dow Chemical Co.	1,847,118
72,389		Worthington Industries, Inc.	3,476,844
		TOTAL	9,350,791
		Real Estate—1.6%
3,547		Avalonbay Communities, Inc.	630,798
21,572		Corporate Office Properties Trust	611,566
12,419		Digital Realty Trust, Inc.	1,206,133
64,311		General Growth Properties, Inc.	1,774,984
80,969		Hospitality Properties Trust	2,406,399
37,186		Retail Properties of America, Inc.	624,725
2,778		Simon Property Group, Inc.	575,074
9,040		Sun Communities, Inc.	709,459
7,986		Welltower, Inc.	597,113
		TOTAL	9,136,251
		Telecommunication Services—1.5%
27,947		AT&T, Inc.	1,134,928
25,260		BCE, Inc.	1,166,507
63,548		CenturyLink, Inc.	1,743,121
83,000		Verizon Communications	4,314,340
		TOTAL	8,358,896
		Utilities—2.1%
25,269		American Electric Power Co., Inc.	1,622,522
11,530		Consolidated Edison Co.	868,209
13,944		DTE Energy Co.	1,306,134
17,096		Dominion Resources, Inc.	1,269,720
18,639		Duke Energy Corp.	1,491,866
22,491		Exelon Corp.	748,725
12,237		NextEra Energy, Inc.	1,496,830
28,752		PPL Corp.	993,957
9,995		Sempra Energy	1,071,364
19,846		Southern Co.	1,018,100
		TOTAL	11,887,427
		TOTAL COMMON STOCKS (IDENTIFIED COST $202,341,069)	212,240,560

Principal Amount, Contracts or Shares			Value
		ADJUSTABLE RATE MORTGAGE—0.0%
$11,832		Federal National Mortgage Association, 2.311%, 09/01/2037 (IDENTIFIED COST $11,918)	$12,566
		ASSET-BACKED SECURITY—0.1%
225,000		Santander Drive Auto Receivables Trust 2013-1, Class D, 2.270%, 01/15/2019 (IDENTIFIED COST $224,972)	226,422
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.1%
1,275,000		Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.170%, 06/15/2049	1,339,687
1,100,000		CD Commercial Mortgage Trust 2016-CD1 A4, 2.724%, 08/10/2049	1,117,025
55,000		Commercial Mortgage Pass-Through Certificates 2012-LC4 Class B, 4.934%, 12/10/2044	61,247
875,000		Deutsche Bank Commercial Mortgage Trust 2016-C3 A5, 2.890%, 09/10/2049	899,654
391,692		Federal National Mortgage Association REMIC 2006-117, Class GF, 0.875%, 12/25/2036	390,311
340,387		Federal National Mortgage Association REMIC 2012-1, Class F, 0.975%, 02/25/2042	340,613
980,000		GS Mortgage Securities Trust 2014-GC24, Class B, 4.640%, 09/10/2047	1,078,843
590,000	[2,3]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 04/10/2046	620,984
495,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class B, 4.236%, 11/15/2047	529,787
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $6,260,381)	6,378,151
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.5%
		Real Estate—0.5%
1,050,000	[2,3]	FREMF Mortgage Trust 2013-K25, Class B, 3.743%, 11/25/2045	1,111,901
790,000	[2,3]	FREMF Mortgage Trust 2015-K49, Class B, 3.847%, 10/25/2048	783,972
750,000		Federal Home Loan Mortgage Corp., 2.673%, 03/25/2026	783,818
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,554,835)	2,679,691
		CORPORATE BONDS—14.8%
		Aerospace/Defense—0.0%
225,000	[2,3]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 09/16/2023	238,219
		Automotive—0.1%
480,000	[2,3]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.550%, 02/06/2019	488,583
		Banking—2.9%
300,000		ADCB Finance Cayman, Ltd., Series EMTN, 4.500%, 03/06/2023	314,161
400,000		Alfa Bank (Alfa Bond), Sr. Unsecd. Note, Series EMTN, 5.000%, 11/27/2018	415,974
300,000	[2,3]	BBVA Bancomer SA Mexico, Jr. Sub. Note, Series 144A, 5.350%, 11/12/2029	303,750
200,000		BBVA Bancomer SA Texas, Sub. Note, Series REGS, 6.500%, 03/10/2021	219,250
200,000		Banco Bradesco (Cayman), Sub., Series REGS, 5.750%, 03/01/2022	210,500
100,000		Banco de Credito del Peru, Jr. Sub. Note, Series REGS, 9.750%, 11/06/2069	108,750
100,000		Banco de Credito del Peru, Series REGS, 6.125%, 04/24/2027	111,900
100,000		Banco Del Estado, Sr. Unsecd. Note, Series REGS, 4.125%, 10/07/2020	106,776
219,000		Banco Do Brasil S.A., 3.875%, 10/10/2022	206,955
100,000		Banco Do Brasil S.A., Jr. Sub. Note, Series REGS, 8.500%, 10/29/2049	102,500
500,000		Banco Internacional del Peru, Sr. Unsecd. Note, Series REGS, 5.750%, 10/07/2020	555,625
200,000	[2,3]	Banco Reservas Rep Domin, Series 144A, 7.000%, 02/01/2023	207,000
200,000		Bancolombia S.A., 5.950%, 06/03/2021	221,190
510,000	[2,3]	Bank of China Ltd., Series 144A, 5.000%, 11/13/2024	552,809
600,000		Bank of China Ltd., Sub. Note, Series REGS, 5.000%, 11/13/2024	650,364
200,000		BBVA Banco Continental, Series REGS, 5.000%, 08/26/2022	220,000
400,000		CITIC Ltd., Sr. Unsecd. Note, Series EMTN, 6.875%, 01/21/2018	424,957
150,000		Caixa Economica Federal, Series REGS, 4.250%, 05/13/2019	151,380
300,000		Credit Bank of Moscow, Series REGS, 8.700%, 11/13/2018	314,925
500,000		Emirates NBD Tier 1 Ltd., 5.750%, 05/29/2049	509,688
1,200,000		Export-Import Bank Korea, Sr. Unsecd. Note, 2.625%, 12/30/2020	1,241,674

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Banking—continued
$1,000,000		Export-Import Bank of China/The via Avi Funding Co. Ltd., Sr. Unsecd. Note, Series REGS, 3.800%, 09/16/2025	$1,082,225
550,000		Export-Import Bank of India, Sr. Unsecd. Note, Series EMTN, 3.875%, 10/02/2019	578,108
540,000		Export-Import Bank, Series EMTN, 4.000%, 08/07/2017	549,481
250,000		ICICI Bank Ltd., Series REGS, 5.750%, 11/16/2020	281,306
500,000		Industrial & Commercial Bank of China, Sr. Unsecd. Note, Series MTN, 2.905%, 11/13/2020	513,658
400,000		Industrial and Commercial Bank of China Ltd., Jr. Sub. Note, Series REGS, 2.905%, 12/29/2049	424,294
200,000	[2,3]	Industrial Bank of Korea, Sr. Unsecd. Note, Series 144A, 2.000%, 04/23/2020	201,715
200,000		Industrial Bank of Korea, Sr. Unsecd. Note, Series REGS, 2.000%, 04/23/2020	201,543
300,000		Itau Unibanco Holding SA, Sub., Series REGS, 5.500%, 08/06/2022	306,750
300,000		Itau Unibanco Holding SA, Sub., Series REGS, 6.200%, 12/21/2021	319,500
200,000		Kookmin Bank, Series REGS, 1.625%, 07/14/2017	200,270
300,000		Korea Development Bank, Sr. Unsecd. Note, 2.250%, 05/18/2020	307,242
600,000		Korea Development Bank, Sr. Unsecd. Note, 3.000%, 09/14/2022	604,452
200,000	[2,3]	NongHyup Bank, Sr. Unsecd. Note, Series 144A, 2.250%, 09/19/2017	201,452
630,000	[2,3]	RSHB Capital S.A., Series 144A, 5.100%, 07/25/2018	650,790
200,000		Sberbank (Sb Cap Sa), Sub., Series REGS, 5.250%, 05/23/2023	200,500
400,000	[2,3]	T.C. Ziraat Bankasi A.S., Sr. Unsecd. Note, Series 144A, 4.750%, 04/29/2021	399,314
300,000	[2,3]	Turkiye Halk Bankasi AS, Sr. Unsecd. Note, Series 144A, 4.750%, 02/11/2021	291,999
200,000	[2,3]	Turkiye Halk Bankasi AS, Sr. Unsecd. Note, Series 144A, 5.000%, 07/13/2021	195,671
200,000		VTB Bank (Vtb Capital Sa), Sr. Unsecd. Note, Series REGS, 6.875%, 05/29/2018	212,382
900,000		VTB Bank OJSC, Series REGS, 9.500%, 12/29/2049	966,015
300,000		VTB Capital SA, Sub., Series REGS, 6.950%, 10/17/2022	321,357
250,000		Woori Bank, Sub. Note, Series REGS, 4.750%, 04/30/2024	270,927
		TOTAL	16,431,079
		Basic Industry - Chemicals—0.2%
200,000		Albemarle Corp., 4.150%, 12/01/2024	216,080
200,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/01/2044	234,301
450,000		Valspar Corp., Sr. Unsecd. Note, 4.400%, 02/01/2045	453,969
		TOTAL	904,350
		Broadcast Radio & TV—0.0%
170,000		Grupo Televisa S.A., Sr. Note, 8.500%, 03/11/2032	224,270
		Building Materials—0.1%
200,000		Cemex S.A.B de C.V., Series REGS, 7.250%, 01/15/2021	213,500
200,000		Turkiye Sise ve Cam Fabri, Sr. Unsecd. Note, Series REGS, 4.250%, 05/09/2020	199,509
		TOTAL	413,009
		Capital Goods - Aerospace & Defense—0.1%
400,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 03/01/2025	413,478
		Chemicals & Plastics—0.3%
200,000		Braskem Finance Ltd., Series REGS, 5.750%, 04/15/2021	210,000
250,000	[2,3]	Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series 144A, 5.625%, 04/25/2024	272,454
200,000		Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series REGS, 6.875%, 04/25/2044	227,582
200,000		PTT Global Chemical PCL, Series REGS, 4.250%, 09/19/2022	219,304
500,000		Sinochem Offshore Capital Co. Ltd., Sr. Unsecd. Note, Series REGS, 3.250%, 04/29/2019	515,056
250,000		Sinochem Overseas Capital Co. Ltd., Company Guarantee, Series REGS, 4.500%, 11/12/2020	272,117
		TOTAL	1,716,513
		Communications - Cable & Satellite—0.1%
250,000	[2,3]	CCO Safari II LLC, Term Loan—1st Lien, Series 144A, 6.484%, 10/23/2045	304,083

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Communications - Cable & Satellite—continued
$300,000		Time Warner Cable, Inc., Company Guarantee, 5.500%, 09/01/2041	$322,004
		TOTAL	626,087
		Communications - Media & Entertainment—0.4%
300,000		CBS Corp., 4.900%, 08/15/2044	320,796
250,000		Discovery Communications , Sr. Unsecd. Note, 4.900%, 03/11/2026	272,284
1,400,000		Viacom, Inc., Sr. Unsecd. Note, 5.850%, 09/01/2043	1,588,190
300,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 09/07/2042	336,662
		TOTAL	2,517,932
		Communications - Telecom Wireless—0.2%
300,000		American Tower Corp., Sr. Unsecd. Note, 5.000%, 02/15/2024	340,500
360,000		Crown Castle International Corp., Sr. Unsecd. Note, 3.700%, 06/15/2026	376,606
300,000		Proven Honour Capital, Sr. Unsecd. Note, 4.125%, 05/19/2025	319,545
		TOTAL	1,036,651
		Communications - Telecom Wirelines—0.3%
700,000		AT&T, Inc., Sr. Unsecd. Note, 5.150%, 03/15/2042	764,026
500,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.550%, 09/15/2043	680,036
		TOTAL	1,444,062
		Conglomerates—0.0%
200,000		Hutch Whampoa Int. 12 Ltd., Series REGS, 6.000%, 05/29/2049	204,500
		Consumer Cyclical - Automotive—0.1%
170,000		Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	177,884
350,000		General Motors Co., Sr. Unsecd. Note, 5.200%, 04/01/2045	366,287
		TOTAL	544,171
		Consumer Cyclical - Household and Leisure Products—0.1%
400,000		Arcelik AS, Sr. Unsecd. Note, Series REGS, 5.000%, 04/03/2023	396,532
		Consumer Non-Cyclical - Food/Beverage—0.2%
200,000	[2,3]	Brf Gmbh, Sr. Unsecd. Note, Series 144A, 4.350%, 09/29/2026	196,800
100,000		Cosan Overseas Ltd., 8.250%, 11/29/2049	100,000
200,000	[2,3]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 06/27/2024	208,069
190,000	[2,3]	JBS USA LLC/JBS USA Finance, Inc., Sr. Unsecd. Note, Series 144A, 5.750%, 06/15/2025	187,625
140,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 06/01/2046	149,132
200,000	[2,3]	Marfrig Holding Europe BV, Sr. Unsecd. Note, Series 144A, 8.375%, 05/09/2018	207,750
200,000	[2,3]	Minerva Luxembourg SA, Sr. Unsecd. Note, Series 144A, 6.500%, 09/20/2026	197,290
150,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 3.000%, 07/15/2026	151,448
		TOTAL	1,398,114
		Consumer Non-Cyclical - Health Care—0.1%
200,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 07/15/2023	213,811
350,000		Zimmer Holdings, Inc., Sr. Unsecd. Note, 3.550%, 04/01/2025	361,569
		TOTAL	575,380
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
100,000		Teva Pharmaceutical Finance, Sr. Unsecd. Note, 2.200%, 07/21/2021	99,935
100,000		Teva Pharmaceutical Finance, Sr. Unsecd. Note, 3.150%, 10/01/2026	100,744
175,000		Teva Pharmaceutical Industries Ltd., Sr. Unsecd. Note, 2.950%, 12/18/2022	179,696
		TOTAL	380,375
		Consumer Non-Cyclical - Tobacco—0.1%
280,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 08/04/2041	360,647
		Energy - Independent—0.3%
300,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.550%, 03/15/2026	341,443

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Energy - Independent—continued
$400,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 04/15/2024	$398,925
300,000		EOG Resources, Inc., Sr. Unsecd. Note, 4.150%, 01/15/2026	328,479
200,000		Hess Corp., Sr. Unsecd. Note, 3.500%, 07/15/2024	196,557
300,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 06/01/2025	285,570
		TOTAL	1,550,974
		Energy - Integrated—0.2%
110,000		BP Capital Markets PLC, 3.119%, 05/04/2026	113,117
500,000		CNPC General Capital Ltd., Sr. Unsecd. Note, Series EMTN, 2.700%, 11/25/2019	514,314
300,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	318,090
150,000		Petroleos Mexicanos, 6.500%, 06/02/2041	146,625
90,000		Shell International Finance BV, Sr. Unsecd. Note, 2.875%, 05/10/2026	91,815
75,000		Shell International Finance BV, Sr. Unsecd. Note, 4.000%, 05/10/2046	77,133
		TOTAL	1,261,094
		Energy - Midstream—0.3%
175,000		Energy Transfer Partners , Sr. Unsecd. Note, 4.050%, 03/15/2025	173,974
300,000		Enterprise Products Opera, Sr. Unsecd. Note, 3.950%, 02/15/2027	314,695
400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 03/01/2041	434,481
200,000	[2,3]	Southern Gas Corridor CJSC, Unsecd. Note, Series 144A, 6.875%, 03/24/2026	224,580
200,000		Williams Partners LP, Sr. Unsecd. Note, 3.900%, 01/15/2025	200,042
200,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	208,067
		TOTAL	1,555,839
		Energy - Oil Field Services—0.1%
400,000		Weatherford International Ltd., 7.000%, 03/15/2038	296,000
		Energy - Refining—0.2%
300,000	[2,3]	Koc Holding A.S., Sr. Unsecd. Note, Series 144A, 5.250%, 03/15/2023	308,455
300,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 09/15/2024	302,908
220,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	245,960
300,000		Valero Energy Corp., Sr. Unsecd. Note, 3.650%, 03/15/2025	307,206
		TOTAL	1,164,529
		Farming & Agriculture—0.2%
1,000,000	[2,3]	Kazagro National Management Holding., Series 144A, 4.625%, 05/24/2023	962,400
300,000		Uralkali, Series REGS, 3.723%, 04/30/2018	301,030
		TOTAL	1,263,430
		Finance—0.3%
350,000	[2,3]	Africa Finance Corp., Sr. Unsecd. Note, Series 144A, 4.375%, 04/29/2020	366,443
300,000	[2,3]	Corp Financi De Desarrol, Sr. Unsecd. Note, Series 144A, 4.750%, 07/15/2025	331,020
650,000		MAF Global Securities, 7.125%, 10/29/2049	688,681
200,000		Sukuk Funding No3 Ltd., 4.348%, 12/03/2018	208,998
		TOTAL	1,595,142
		Financial Institution - Banking—1.0%
250,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.500%, 04/19/2026	260,496
150,000		Bank of America Corp., Sub. Note, 6.500%, 09/15/2037	185,862
300,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 01/22/2025	311,635
570,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 05/01/2026	590,489
250,000		Citizens Bank NA, Sr. Unsecd. Note, Series MTN, 2.550%, 05/13/2021	254,739
350,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 04/10/2025	343,171
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 02/01/2041	657,489
200,000		Huntington Bancshares, Inc, Sr. Unsecd. Note, 3.150%, 03/14/2021	207,555

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$850,000		J.P. Morgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	$875,004
650,000		Merrill Lynch & Co., Inc., Sub. Note, 7.750%, 05/14/2038	947,140
250,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 08/09/2026	314,229
275,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 05/22/2023	291,301
250,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 02/08/2021	260,165
		TOTAL	5,499,275
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
200,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 01/20/2043	209,824
200,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.250%, 01/15/2036	209,411
165,000		Raymond James Financial,, Sr. Unsecd. Note, 3.625%, 09/15/2026	168,781
400,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/01/2020	409,013
		TOTAL	997,029
		Financial Institution - Finance Companies—0.1%
170,000		AerCap Ireland Capital Ltd., Sr. Unsecd. Note, 3.950%, 02/01/2022	174,463
200,000		GE Capital International, Sr. Unsecd. Note, 3.373%, 11/15/2025	216,792
		TOTAL	391,255
		Financial Institution - Insurance - Health—0.0%
250,000		Aetna, Inc., Sr. Unsecd. Note, 3.200%, 06/15/2026	254,595
		Financial Institution - Insurance - Life—0.2%
350,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	376,845
350,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	379,255
300,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 05/15/2044	322,467
		TOTAL	1,078,567
		Financial Institution - Insurance - P&C—0.2%
200,000	[2,3]	Liberty Mutual Group, Inc., Series 144A, 4.850%, 08/01/2044	209,638
500,000	[2,3]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	794,526
		TOTAL	1,004,164
		Financial Institution - REIT - Apartment—0.1%
350,000		UDR, Inc., 3.750%, 07/01/2024	371,490
		Financial Institution - REIT - Healthcare—0.1%
300,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.950%, 01/15/2021	332,595
		Financial Institution - REIT - Office—0.1%
350,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 06/15/2023	367,617
		Financial Institution - REIT - Other—0.0%
250,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	261,771
		Financial Intermediaries—0.1%
200,000		ADIB Capital Invest 1 Ltd., 6.375%, 10/29/2049	210,500
200,000	[2,3]	Investcorp SA, Series 144A, 8.250%, 11/01/2017	212,465
200,000		Ooredoo International Finance Ltd., Series REGS, 3.375%, 10/14/2016	200,135
		TOTAL	623,100
		Food & Drug Retailers—0.0%
200,000	[2,3]	Cencosud SA, Sr. Unsecd. Note, Series 144A, 4.875%, 01/20/2023	211,858
		Government Agency—0.1%
200,000	[2,3]	Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsecd. Note, Series 144A, 6.369%, 06/16/2018	210,000
100,000		Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsecd. Note, Series REGS, 6.500%, 06/10/2019	107,750
		TOTAL	317,750
		Metals & Mining—0.5%
110,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 08/01/2022	114,507

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Metals & Mining—continued
$100,000		CSN Resources SA, Series REGS, 6.500%, 07/21/2020	$66,000
200,000		China Hongqiao Group, 7.625%, 06/26/2017	205,524
200,000		Codelco, Inc., Series REGS, 3.000%, 07/17/2022	199,472
200,000	[2,3]	Codelco, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 11/04/2044	206,048
200,000		Codelco, Inc., Sr. Unsecd. Note, Series REGS, 3.875%, 11/03/2021	209,483
200,000		Evraz Group SA, Sr. Unsecd. Note, Series REGS, 6.500%, 04/22/2020	207,500
200,000		Fresnillo PLC, Series REGS, 5.500%, 11/13/2023	221,750
200,000		Gerdau Trade, Inc., Sr. Unsecd. Note, Series REGS, 4.750%, 04/15/2023	194,500
250,000	[2,3]	Reliance Industries Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 02/10/2045	264,756
200,000		Severstal OAO Via Steel C, Sr. Unsecd. Note, Series REGS, 5.900%, 10/17/2022	220,000
200,000		Southern Copper Corp., 5.250%, 11/08/2042	190,504
75,000		Southern Copper Corp., Sr. Unsecd. Note, 3.875%, 04/23/2025	75,615
275,000		Vale Overseas Ltd., 4.375%, 01/11/2022	272,594
100,000		Vale Overseas Ltd., 6.875%, 11/21/2036	98,000
47,000		Vale Overseas Ltd., Sr. Unsecd. Note, 5.875%, 06/10/2021	49,326
90,000		Vale Overseas Ltd., Sr. Unsecd. Note, 6.250%, 08/10/2026	94,248
150,000		Vale SA, 5.625%, 09/11/2042	126,750
200,000		Vedanta Resources PLC, Series REGS, 7.125%, 05/31/2023	189,750
		TOTAL	3,206,327
		Oil & Gas—2.1%
390,335	[2]	Afren PLC, Series 144A, 6.625%, 12/09/2020	1,503
195,167	[1,4]	Afren PLC, Series REGS, 11.500%, 02/01/2016	751
1,000,000		CNOOC Finance 2014 ULC, 4.250%, 04/30/2024	1,083,769
100,000		Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 05/28/2045	92,500
117,000		Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 09/18/2023	126,512
400,000	[2,3]	Gazprom OAO, Series 144A, 3.850%, 02/06/2020	406,200
400,000		Gazprom Via Gaz Capital , Sr. Unsecd. Note, Series REGS, 4.950%, 07/19/2022	418,911
300,000	[2,3]	KazMunaiGaz Finance Sub B.V., Company Guarantee, Series 144A, 6.375%, 04/09/2021	331,875
400,000		Korea National Oil Corp., Sr. Unsecd. Note, Series REGS, 3.250%, 07/10/2024	429,586
200,000		LUKOIL, Series REGS, 4.563%, 04/24/2023	207,626
374,000		ONGC Videsh Ltd., 3.750%, 05/07/2023	388,755
150,000		Odebrecht Drill VIII/IX, Series REGS, 6.350%, 06/30/2021	47,250
100,000	[2,3]	Pacific Rubiales, Series 144A, 5.375%, 01/26/2019	19,000
150,000		Pemex Project Funding Master Trust, Sr. Unsecd. Note, 6.625%, 06/15/2038	149,250
400,000		Pertamina Persero PT, Sr. Unsecd. Note, Series REGS, 5.625%, 05/20/2043	421,331
45,000	[2,3]	Petrobras Argentina S.A., Sr. Unsecd. Note, Series 144A, 7.375%, 07/21/2023	46,350
100,000		Petrobras Global Finance , Sr. Unsecd. Note, 8.375%, 12/10/2018	108,500
200,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.850%, 06/05/2115	170,200
550,000		Petrobras Global Finance, Sr. Unsecd. Note, 8.375%, 05/23/2021	604,010
400,000		Petrobras Global Finance, Sr. Unsecd. Note, 8.750%, 05/23/2026	443,000
58,000		Petrobras International Finance Co., Company Guarantee, 7.875%, 03/15/2019	62,930
300,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 01/27/2021	297,750
400,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.750%, 01/20/2020	413,200
100,000		Petroleos de Venezuela S.A., Sr. Unsecd. Note, Series 2016, 5.125%, 10/28/2016	97,250
520,000		Petroleos de Venezuela, S.A., Unsecd. Note, Series REGS, 6.000%, 05/16/2024	222,872
850,000		Petroleos de Venezuela, S.A., Sr. Unsecd. Note, Series REGS, 6.000%, 11/15/2026	359,040
103,000		Petroleos Mexicanos, 3.500%, 07/18/2018	105,627
200,000		Petroleos Mexicanos, Company Guarantee, 5.500%, 01/21/2021	211,750
400,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.500%, 01/23/2026	390,000

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Oil & Gas—continued
$450,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 01/18/2024	$456,750
600,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 01/24/2022	612,000
750,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.375%, 01/23/2045	720,000
100,000		Petroleum Co. of Trinidad, Sr. Unsecd. Note, Series REGS, 9.750%, 08/14/2019	111,250
100,000		Petronas Capital Ltd., Sr. Unsecd. Note, Series REGS, 4.500%, 03/18/2045	115,767
200,000	[2,3]	Sinopec Group Overseas De, Sr. Unsecd. Note, Series 144A, 2.000%, 09/29/2021	198,227
800,000		Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, Series REGS, 3.250%, 04/28/2025	821,504
396,000		Sinopec Group Overseas Development 2016 Ltd., Sr. Unsecd. Note, Series REGS, 3.500%, 05/03/2026	414,104
320,000	[2,3]	YPF Sociedad Anonima, Sr. Unsecd. Note, Series 144A, 8.500%, 03/23/2021	357,920
		TOTAL	11,464,820
		Paper Products—0.0%
50,000		Fibria Overseas Finance, Sr. Unsecd. Note, 5.250%, 05/12/2024	52,125
		Real Estate—0.2%
200,000		China Aoyuan Property Gro, Sr. Unsecd. Note, 6.525%, 04/25/2019	207,909
300,000		China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, Series A, 3.950%, 11/15/2022	322,085
200,000		Country Garden Holdings, Sr. Unsecd. Note, 7.500%, 03/09/2020	214,972
400,000		Franshion Brilliant Ltd., 5.750%, 03/19/2019	427,300
200,000		Wanda Properties Internat, Sr. Unsecd. Note, 7.250%, 01/29/2024	229,346
		TOTAL	1,401,612
		Retailers—0.1%
200,000		El Puerto de Liverpool SAB de CV, Company Guarantee, 144A, 3.875%, 10/06/2026	197,900
200,000		JD.com, Inc., Sr. Unsecd. Note, 3.875%, 04/29/2026	196,899
200,000		Saci Falabella, Series REGS, 3.750%, 04/30/2023	209,135
		TOTAL	603,934
		Software & Services—0.1%
500,000	[2,3]	Tencent Holdings Ltd., Sr. Unsecd. Note, Series 144A, 3.800%, 02/11/2025	534,901
		Sovereign—0.0%
243,750		Angola, Government of, Sr. Unsecd. Note, 7.000%, 08/16/2019	243,799
		State/Provincial—0.5%
600,000	[2,3]	Buenos Aires, City of, Sr. Unsecd. Note, Series 144A, 8.950%, 02/19/2021	687,000
900,000		Provincia De Buenos Aires, Series REGS, 10.875%, 01/26/2021	1,053,000
900,000		Provincia De Buenos Aires, Series REGS, 9.375%, 09/14/2018	990,000
		TOTAL	2,730,000
		Steel—0.0%
250,000	[2,3]	OJSC Novo(Steel Funding), Sr. Unsecd. Note, Series 144A, 4.500%, 06/15/2023	252,626
		Technology—0.3%
70,000	[2,3]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 4.420%, 06/15/2021	73,240
260,000	[2,3]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 6.020%, 06/15/2026	285,720
125,000		Equifax, Inc., Sr. Unsecd. Note, 2.300%, 06/01/2021	126,450
230,000		Fidelity National Information, Sr. Unsecd. Note, 5.000%, 10/15/2025	262,905
500,000		Lenovo Group Ltd., Sr. Unsecd. Note, 4.700%, 05/08/2019	531,619
245,000		Microsoft Corporation., Sr. Unsecd. Note, 4.000%, 02/12/2055	252,206
100,000		Microsoft Corporation, Sr. Unsecd. Note, 2.400%, 08/08/2026	100,192
200,000		Microsoft Corporation, Sr. Unsecd. Note, 3.950%, 08/08/2056	203,181
		TOTAL	1,835,513
		Technology Services—0.1%
300,000		Alibaba Group Holding Ltd, Sr. Unsecd. Note, 3.600%, 11/28/2024	314,740

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Telecommunications & Cellular—0.4%
$200,000		America Movil S.A.B. de C.V., 6.125%, 11/15/2037	$241,045
200,000		America Movil S.A.B. de C.V., Company Guarantee, 5.000%, 03/30/2020	220,156
40,000	[2,3]	Colombia Telecomunicaciones SA ESP, Sub. Note, Series 144A, 8.500%, 12/29/2049	35,000
200,000	[2,3]	Digicel Ltd., Series 144A, 6.000%, 04/15/2021	179,000
200,000	[2,3]	GTH Finance B.V., Sr. Unsecd. Note, Series 144A, 7.250%, 04/26/2023	217,560
200,000		Mobile Telesys (Mts Int), Sr. Unsecd. Note, Series REGS, 5.000%, 05/30/2023	209,579
400,000	[2,3]	Qtel International Finance Ltd., Series 144A, 3.250%, 02/21/2023	410,521
200,000	[2,3]	Turkcell Iletisim Hizmetleri A.S., Unsecd. Note, Series 144A, 5.750%, 10/15/2025	207,500
600,000		Vimpelcom, Sr. Unsecd. Note, Series REGS, 5.200%, 02/13/2019	621,354
		TOTAL	2,341,715
		Transportation - Railroads—0.1%
175,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.000%, 04/01/2025	183,934
350,000		Kansas City Southern Indu, Sr. Unsecd. Note, 3.125%, 06/01/2026	356,330
		TOTAL	540,264
		Transportation - Services—0.3%
480,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 4.500%, 02/15/2045	514,785
200,000	[2,3]	Global Ports (Finance) PLC, Sr. Unsecd. Note, Series 144A, 6.500%, 09/22/2023	201,750
250,000	[2,3]	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 02/01/2022	260,308
250,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.450%, 11/15/2021	262,119
200,000	[2,3]	SCF Capital Limited, Sr. Unsecd. Note, Series 144A, 5.375%, 06/16/2023	209,901
		TOTAL	1,448,863
		Utilities—0.9%
100,000		Centrais Eletricas Brasileiras SA, Sr. Unsecd. Note, Series REGS, 6.875%, 07/30/2019	105,751
350,000		Comision Fed de Electric, Sr. Unsecd. Note, Series REGS, 4.875%, 01/15/2024	369,250
675,000	[2,3]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	665,044
350,000		Empresa de Energia de Bogota SA, Sr. Unsecd. Note, Series REGS, 6.125%, 11/10/2021	362,250
200,000		Empresa Nacional de Telec, Sr. Unsecd. Note, Series REGS, 4.875%, 10/30/2024	206,612
200,000	[2,3]	Enel Finance International SA, Company Guarantee, Series 144A, 6.000%, 10/07/2039	243,178
400,000		Eskom Holdings Ltd., Sr. Unsecd. Note, Series REGS, 5.750%, 01/26/2021	397,760
250,000		Exelon Corp., Sr. Unsecd. Note, 3.400%, 04/15/2026	260,087
150,000	[2,3]	Fortis, Inc., Sr. Unsecd. Note, Series 144A, 3.055%, 10/04/2026	149,882
490,000		Israel Electric Corp. Ltd., Series REGS, 7.250%, 01/15/2019	545,737
200,000		Majapahit Holding BV, Series REGS, 7.875%, 06/29/2037	266,000
400,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	425,246
300,000		NTPC Ltd., Series EMTN, 4.375%, 11/26/2024	326,040
300,000		Power Sector Assets & Liabilities Management Corp., Company Guarantee, Series REGS, 7.390%, 12/02/2024	409,305
300,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 05/15/2026	305,760
250,000		Southern Co., Sr. Unsecd. Note, 3.250%, 07/01/2026	259,629
		TOTAL	5,297,531
		TOTAL CORPORATE BONDS (IDENTIFIED COST $79,766,991)	83,132,397
		FOREIGN GOVERNMENTS/AGENCIES—4.5%
		Sovereign—4.5%
300,000	[2,3]	Armenia, Government of, Sr. Unsecd. Note, Series 144A, 6.000%, 09/30/2020	310,185
400,000		Azerbaijan, Government of, Sr. Unsecd. Note, Series REGS, 4.750%, 03/18/2024	414,604
500,000		Brazil, Government of, Sr. Secd. Note, 5.625%, 02/21/2047	491,250
700,000		Brazil, Government of, Sr. Unsecd. Note, 6.000%, 04/07/2026	775,250
330,000	[2,3]	Cameroon, Government of, Sr. Unsecd. Note, Series 144A, 9.500%, 11/19/2025	367,013
250,000		Chile, Government of, 3.625%, 10/30/2042	265,937

Principal Amount, Contracts or Shares			Value
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
150,000		Chile, Government of, Sr. Unsecd. Note, 2.250%, 10/30/2022	$151,875
400,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 07/12/2021	433,200
300,000		Colombia, Government of, Sr. Unsecd. Note, 5.000%, 06/15/2045	325,200
300,000		Colombia, Government of, Sr. Unsecd. Note, 5.625%, 02/26/2044	348,000
500,000		Costa Rica, Government of, Series REGS, 4.375%, 04/30/2025	485,000
250,000	[2,3]	Dominican Republic, Government of, Series 144A, 5.875%, 04/18/2024	271,875
400,000	[2,3]	Dominican Republic, Government of, Sr. Unsecd. Note, Series 144A, 5.500%, 01/27/2025	424,000
200,000		Ecuador, Government of, Series REGS, 7.950%, 06/20/2024	179,000
200,000		Egypt, Government of, Note, Series REGS, 6.875%, 04/30/2040	192,540
250,000		El Salvador, Government of, Series REGS, 7.625%, 02/01/2041	259,375
200,000	[2,3]	Gabon, Government of, Unsecd. Note, Series 144A, 6.950%, 06/16/2025	183,729
200,000	[2,3]	Ghana, Government of, Sr. Unsecd. Note, Series 144A, 9.250%, 09/15/2022	204,952
200,000		Guatemala, Government of, Sr. Unsecd. Note, Series REGS, 5.750%, 06/06/2022	224,500
200,000		Honduras, Government of, Series REGS, 8.750%, 12/16/2020	229,500
156,000		Hungary, Government of, 4.125%, 02/19/2018	161,266
780,000	[2,3]	Indonesia, Government of, Series 144A, 3.375%, 04/15/2023	803,678
800,000		Indonesia, Government of, Series REGS, 5.375%, 10/17/2023	922,097
400,000		Indonesia, Government of, Sr. Unsecd. Note, Series REGS, 5.250%, 01/17/2042	457,629
600,000	[2,3]	Indonesia, Government of, Unsecd. Note, Series 144A, 4.350%, 09/10/2024	646,500
400,000		Israel, Government of, Sr. Unsecd. Note, 2.875%, 03/16/2026	415,918
200,000		Jamaica, Government of, Sr. Unsecd. Note, 6.750%, 04/28/2028	228,500
250,000	[2,3]	Kazakhstan, Government of, Company Guarantee, Series 144A, 6.375%, 10/06/2020	270,312
400,000		Lebanon, Government of, Sr. Unsecd. Note, Series GMTN, 6.650%, 02/26/2030	390,080
500,000		Mexico, Government of, 4.125%, 01/21/2026	538,250
500,000		Mexico, Government of, Note, 5.125%, 01/15/2020	555,750
500,000		Mexico, Government of, Sr. Secd. Note, 4.350%, 01/15/2047	492,500
200,000		Mexico, Government of, Sr. Unsecd. Note, 4.600%, 01/23/2046	203,500
200,000	[2,3]	Pakistan, Government of, Unsecd. Note, Series 144A, 6.750%, 12/03/2019	210,625
700,000		Panama, Government of, Sr. Unsecd. Note, 3.750%, 03/16/2025	755,125
200,000	[2,3]	Paraguay, Government of, Series 144A, 6.100% 08/11/2044	227,500
100,000		Peru, Government of, Bond, 8.750%, 11/21/2033	162,250
300,000		Peru, Government of, Sr. Unsecd. Note, 4.125%, 08/25/2027	342,750
600,000		Philippines, Government , Sr. Unsecd. Note, 3.950%, 01/20/2040	685,295
400,000		Philippines, Government of, Sr. Unsecd. Note, 4.000%, 01/15/2021	434,507
600,000		Poland, Government of, Sr. Unsecd. Note, 3.250%, 04/06/2026	635,280
400,000		Romania, Government of, Series REGS, 4.375%, 08/22/2023	442,600
200,000	[2,3]	Russia, Government of, Sr. Unsecd. Note, Series 144A, 4.750%, 05/27/2026	215,728
600,000	[2,3]	Serbia, Government of, Series 144A, 7.250%, 09/28/2021	698,424
600,000		South Africa, Government of, 5.875%, 05/30/2022	678,000
500,000		South Africa, Government of, Bond, 5.500%, 03/09/2020	545,324
500,000		South Africa, Government, Sr. Unsecd. Note, 5.875%, 09/16/2025	566,250
300,000	[2,3]	Sri Lanka, Government of, Series 144A, 6.000%, 01/14/2019	309,601
300,000		Sri Lanka, Government of, Sr. Unsecd. Note, Series REGS, 5.875%, 07/25/2022	308,326
400,000	[2,3]	Tunisia, Government of , Series 144A, 5.750%, 01/30/2025	390,900
1,025,000		Turkey, Government of, Sr. Unsecd. Note, 4.250%, 04/14/2026	1,002,511
140,000	[2,3]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.750%, 09/01/2020	136,808
110,000	[2,3]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.750%, 09/01/2021	106,722
110,000	[2,3]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.750%, 09/01/2022	106,172
110,000	[2,3]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.750%, 09/01/2024	105,015

Principal Amount, Contracts or Shares			Value
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
110,000	[2,3]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.750%, 09/01/2025	$104,420
110,000	[2,3]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.750%, 09/01/2027	103,422
220,000	[2,3]	Ukraine, Government of, Unsecd. Note, Series GDP., 1.000%, 05/31/2040	70,367
300,000		Ukraine, Government of, Unsecd. Note, Series REGS, 7.750%, 09/01/2026	283,560
300,000		Uruguay, Government of, 4.375%, 10/27/2027	322,875
400,000		Uruguay, Government of, Sr. Unsecd. Note, 5.100%, 06/18/2050	415,000
1,850,000		Venezuela, Government of, 7.000%, 03/31/2038	847,300
500,000		Venezuela, Government of, Sr. Unsecd. Note, Series REGS, 6.000%, 12/09/2020	267,500
200,000		Vietnam, Government of, Sr. Unsecd. Note, Series REGS, 4.800%, 11/19/2024	212,302
700,000	[2,3]	Zambia, Government of, Series 144A, 8.970%, 07/30/2027	690,445
		TOTAL	25,005,869
		Supranational—0.0%
120,000		Corp Andina De Fomento, Sr. Unsecd. Note, 2.125%, 09/27/2021	120,299
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $23,637,158)	25,126,168
		MORTGAGE-BACKED SECURITIES—18.2%
$3,369,176		Federal Home Loan Mortgage Corp. Pool A88745, 4.500%, 30 Year, 10/01/2037	3,717,131
517,935		Federal Home Loan Mortgage Corp. Pool A95704, 3.500%, 30 Year, 12/01/2040	547,948
492,002		Federal Home Loan Mortgage Corp. Pool G08554, 3.500%, 30 Year, 10/01/2043	520,666
1,201,505		Federal Home Loan Mortgage Corp. Pool G08563, 4.000%, 30 Year, 01/01/2044	1,291,537
939,273		Federal Home Loan Mortgage Corp. Pool G08567, 4.000%, 30 Year, 01/01/2044	1,007,013
1,626,372		Federal Home Loan Mortgage Corp. Pool G08608, 3.000%, 30 Year, 09/01/2044	1,692,549
4,889,071		Federal Home Loan Mortgage Corp. Pool G08705, 3.000%, 30 Year, 05/01/2046	5,083,424
2,863,412		Federal Home Loan Mortgage Corp. Pool G08710, 3.000%, 30 Year, 06/01/2046	2,977,240
1,778,726		Federal Home Loan Mortgage Corp. Pool G18579, 3.500%, 15 Year, 12/01/2030	1,886,119
2,860,482		Federal Home Loan Mortgage Corp. Pool G60440, 3.500%, 30 Year, 03/01/2046	3,054,398
8,444		Federal Home Loan Mortgage Corp. Pool J07260, 4.500%, 15 Year, 03/01/2023	9,043
1,044,804		Federal Home Loan Mortgage Corp. Pool Q19607, 4.000%, 30 Year, 07/01/2043	1,124,073
355,766		Federal Home Loan Mortgage Corp. Pool Q21934, 4.000%, 30 Year, 09/01/2043	382,758
3,579,509		Federal Home Loan Mortgage Corp. Pool Q39440, 4.000%, 30 Year, 03/01/2046	3,853,881
1,902,966		Federal Home Loan Mortgage Corp. Pool Q40598, 3.000%, 30 Year, 05/01/2046	1,978,614
2,730,277		Federal Home Loan Mortgage Corp. Pool V82514, 3.500%, 30 Year, 07/01/2046	2,889,130
1,425,563		Federal National Mortgage Association Pool AH2899, 4.500%, 30 Year, 01/01/2041	1,597,180
1,430,071		Federal National Mortgage Association Pool AL4168, 2.500%, 15 Year, 09/01/2028	1,482,164
2,753,885		Federal National Mortgage Association Pool AO7977, 3.000%, 15 Year, 06/01/2027	2,892,372
64,743		Federal National Mortgage Association Pool AO8829, 3.500%, 30 Year, 07/01/2042	68,510
1,458,835		Federal National Mortgage Association Pool AS2979, 3.000%, 15 Year, 08/01/2029	1,540,174
1,425,331		Federal National Mortgage Association Pool AS4301, 4.000%, 30 Year, 01/01/2045	1,532,134
1,838,926		Federal National Mortgage Association Pool AS4314, 2.500%, 15 Year, 01/01/2030	1,905,912
2,752,947		Federal National Mortgage Association Pool AS5102, 3.000%, 15 Year, 06/01/2030	2,903,431
3,331,571		Federal National Mortgage Association Pool AS5693, 3.000%, 30 Year, 08/01/2045	3,464,790
4,388,767		Federal National Mortgage Association Pool AS6222, 4.000%, 30 Year, 11/01/2045	4,729,971
2,454,876		Federal National Mortgage Association Pool AS7375, 3.000%, 30 Year, 06/01/2046	2,553,039
1,978,456		Federal National Mortgage Association Pool AS7582, 3.000%, 30 Year, 07/01/2046	2,057,568
1,978,800		Federal National Mortgage Association Pool AS7698, 2.500%, 15 Year, 08/01/2031	2,051,808
1,987,401		Federal National Mortgage Association Pool AS7796, 3.000%, 30 Year, 08/01/2046	2,066,871
915,408		Federal National Mortgage Association Pool AW2446, 3.500%, 30 Year, 05/01/2044	967,524
1,652,032		Federal National Mortgage Association Pool AX0833, 3.500%, 30 Year, 09/01/2044	1,757,701
3,627,513		Federal National Mortgage Association Pool AZ9565, 3.500%, 30 Year, 12/01/2045	3,827,233

Principal Amount, Contracts or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
$4,510,269		Federal National Mortgage Association Pool BA3989, 3.500%, 30 Year, 02/01/2046	$4,761,058
4,456,537		Federal National Mortgage Association Pool BC0575, 3.500%, 30 Year, 12/01/2045	4,704,338
1,959,317		Federal National Mortgage Association Pool BC5622, 3.500%, 30 Year, 05/01/2046	2,069,181
2,841,479		Federal National Mortgage Association Pool BC5660, 3.500%, 30 Year, 07/01/2046	3,007,024
1,575,721		Federal National Mortgage Association Pool BC6063, 2.500%, 15 Year, 06/01/2031	1,633,366
2,025,883		Federal National Mortgage Association Pool BC8059, 3.500%, 30 Year, 05/01/2046	2,139,479
3,230,761		Federal National Mortgage Association Pool BC9762, 3.000%, 30 Year, 06/01/2046	3,359,949
1,969,104		Federal National Mortgage Association Pool BC9803, 2.500%, 15 Year, 06/01/2031	2,041,139
1,956,223		Federal National Mortgage Association Pool BD1880, 2.500%, 15 Year, 06/01/2031	2,027,787
1,930,436		Federal National Mortgage Association Pool MA2644, 2.500%, 15 Year, 06/01/2031	2,001,056
12,242		Government National Mortgage Association Pool 2796, 7.000%, 08/20/2029	14,542
6,179		Government National Mortgage Association Pool 3040, 7.000%, 02/20/2031	7,373
17,063		Government National Mortgage Association Pool 3188, 6.500%, 01/20/2032	20,090
23,707		Government National Mortgage Association Pool 3239, 6.500%, 05/20/2032	27,987
1,313,594		Government National Mortgage Association Pool MA2445, 3.500%, 30 Year, 12/20/2044	1,397,349
1,564,340		Government National Mortgage Association Pool MA2520, 3.000%, 30 Year, 01/20/2045	1,640,970
1,620,447		Government National Mortgage Association Pool MA2521, 3.500%, 30 Year, 01/20/2045	1,723,768
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $101,333,688)	101,990,362
		U.S. TREASURY—0.6%
3,250,000		United States Treasury Note, 0.375%, 10/31/2016 (IDENTIFIED COST $3,250,254)	3,250,190
		PURCHASED PUT OPTIONS—0.2%
1,250		iShares iBoxx $ High Yield Corp Bond Fund Strike Price $85.00, Expiration Date: 10/21/2016	28,750
1,800		iShares MSCI Emerging Markets ETF, Strike Price $36.00, Expiration Date: 10/21/2016	47,700
1,125		SPDR S&P 500 ETF Trust, Strike Price $205.00, Expiration Date: 12/16/2016	302,625
1,500		SPDR S&P 500 ETF Trust, Strike Price $215.00, Expiration Date: 11/18/2016	546,750
1,000		SPDR S&P 500 ETF Trust, Strike Price $217.00, Expiration Date: 10//21/2016	266,500
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $1,955,791)	1,192,325
		INVESTMENT COMPANY—16.4%
13,609,695	[5]	Federated High Income Bond Fund II, Primary Shares (IDENTIFIED COST $88,781,190)	92,001,538
		REPURCHASE AGREEMENT—5.2%
29,339,000		Interest in $1,135,000,000 joint repurchase agreement 0.50%, dated 9/30/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,135,047,292 on 10/3/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $1,169,098,711. (IDENTIFIED COST $29,339,000)	29,339,000
		TOTAL INVESTMENTS—99.4% (IDENTIFIED COST $539,457,247)[6]	557,569,370
		OTHER ASSETS AND LIABILITIES—NET—0.6%[7]	3,597,707
		TOTAL NET ASSETS—100%	$561,167,077

At September 30, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1S&P 500 Index Long Futures	379	$204,697,900	December 2016	$(1,630,932)
[1]United States Treasury Bond Long Futures	10	$1,681,563	December 2016	$(21,620)
[1]United States Treasury Bond Ultra Short Futures	34	$6,251,750	December 2016	$93,686
[1]United States Treasury Notes 10-Year Short Futures	140	$18,357,500	December 2016	$18,277
[1]United States Treasury Notes 2-Year Long Futures	20	$4,369,375	December 2016	$891
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(1,539,698)
The average notional value of long and short futures contracts held by the Fund throughout the period was $101,357,049 and $82,363,867, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At September 30, 2016, the Fund had the following open swap contracts:
Credit Default Swap Counterparty	Reference Entity	Buy/ Sell	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread at 09/30/2016[8]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
OTC Swaps:
Barclays	CDX Index EM Series 26	Buy	1.00%	12/20/2021	2.29%	$4,500,000	$287,102	$291,734	$(4,632)
The average notional amount of credit default swap contracts held by the Fund throughout the period was $6,969,300. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At September 30, 2016, the Fund had the following outstanding written options contracts:
Security	Expiration Date	Exercise Price	Contracts	Value
[1]iShares MSCI Emerging Markets (Put-Option)	October 2016	$32.00	1,800	$(5,400)
1SPDR S&P 500 ETF Trust (Put-Option)	December 2016	$190.00	1,125	$(115,313)
1SPDR S&P 500 ETF Trust (Put-Option)	October 2016	$210.00	1,000	$(90,000)
1SPDR S&P 500 ETF Trust (Put-Option)	November 2016	$205.00	1,500	$(228,000)
(PREMIUMS RECEIVED $811,809)				$(438,713)
The average market value of written put and call options held by the Fund throughout the period was $276,966 and $75,350. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $ 713,611 and $584,891. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation/(Depreciation) on Futures Contracts, Swap Contracts and Written Options Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2016, these restricted securities amounted to $25,571,803, which represented 4.6% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2016, these liquid restricted securities amounted to $25,570,300, which represented 4.6% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at September 30, 2016, is as follows:

Security	Acquisition Date	Cost	Market Value
Afren PLC, Series 144A, 6.625%, 12/09/2020	11/26/2013 – 1/30/2014	$389,786	$1,503
4	Issuer in default.

5	Affiliated holding.Transactions involving the affiliated holding during the period ended September 30, 2016, were as follows:

Federated High Income Bond Fund II, Primary Shares
Balance of Shares Held 12/31/15	26,738,569
Purchases/Additions	1,720,549
Sales/Reductions	(14,849,423)
Balance of Shares Held 9/30/2016	13,609,695
Value	$92,001,538
Dividend Income	$10,650,197
6	At September 30, 2016, the cost of investments for federal tax purposes was $539,534,085. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/(depreciation) resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) futures contracts; c) written options; and d) swap contracts was $18,035,285. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $24,006,021 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,970,736.
Assets, other than investments in securities, less liabilities.	7
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occuring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.	8
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.	■
Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.	■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.	■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.	■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.	■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.	■
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (the “Co-Advisers”) and certain of the Co-Advisers' affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Co-Advisers determine that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$188,097,241	$—	$—	$188,097,241
International	24,143,319	—	—	24,143,319
Debt Securities:
Adjustable Rate Mortgages	—	12,566	—	12,566
Asset-Backed Securities	—	226,422	—	226,422
Collateralized Mortgage Obligations	—	6,378,151	—	6,378,151
Commercial Mortgage-Backed Securities	—	2,679,691	—	2,679,691
Corporate Bonds	—	83,132,397	—	83,132,397
Foreign Governments/Agencies	—	25,126,168	—	25,126,168
Mortgage-Backed Securities	—	101,990,362	—	101,990,362
U.S. Treasury	—	3,250,190	—	3,250,190
Purchased Put Options	1,192,325	—	—	1,192,325
Investment Company	92,001,538	—	—	92,001,538
Repurchase Agreements	—	29,339,000	—	29,339,000
TOTAL SECURITIES	$305,434,423	$252,134,947	$—	$557,569,370
Other Financial Instruments[1]
Assets	$112,854	$287,102	$—	$399,956
Liabilities	(2,091,265)	—	—	(2,091,265)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(1,978,411)	$287,102	$—	$(1,691,309)
1	Other financial instruments include futures contracts, swap contracts and written options contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
FREMF	—Freddie Mac Multifamily
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
SA	—Support Agreement
SPDR	—Standard & Poor's Depositary Receipt
18
Federated Government Money Fund II
Portfolio of Investments
September 30, 2016 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—55.9%
$3,250,000	[1]	Federal Farm Credit System Discount Notes, 0.500% - 0.610%, 11/23/2016 - 5/17/2017	$3,244,725
1,925,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.553% - 0.577%, 10/22/2016 - 10/27/2016	1,925,000
15,650,000	[1]	Federal Home Loan Bank System Discount Notes, 0.339% - 0.598%, 11/14/2016 - 5/5/2017	15,633,176
13,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.523% - 0.806%, 10/4/2016 - 12/23/2016	12,999,781
14,285,000		Federal Home Loan Bank System, 0.440% - 5.000%, 11/15/2016 - 5/25/2017	14,302,899
1,500,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 0.500%, 4/4/2017 - 4/5/2017	1,496,139
9,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.523% - 0.861%, 10/12/2016 - 12/8/2016	8,998,924
2,000,000		Federal Home Loan Mortgage Corp., 0.625% - 0.700%, 11/1/2016 - 12/30/2016	2,000,839
1,200,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.635% - 0.807%, 10/11/2016 - 12/20/2016	1,200,190
		TOTAL GOVERNMENT AGENCIES	61,801,673
		U.S. TREASURIES—7.2%
3,000,000	[1]	United States Treasury Bills, 0.355% - 0.360%, 12/15/2016	2,997,766
500,000		United States Treasury Notes, 0.500%, 11/30/2016	499,899
1,000,000		United States Treasury Notes, 0.625%, 12/15/2016	1,000,618
1,500,000		United States Treasury Notes, 0.750%, 1/15/2017	1,501,538
1,000,000		United States Treasury Notes, 0.875% - 3.250%, 12/31/2016	1,004,085
1,000,000		United States Treasury Notes, 1.000%, 3/31/2017	1,002,403
		TOTAL U.S. TREASURIES	8,006,309
		REPURCHASE AGREEMENTS—37.1%
20,000,000		Interest in $250,000,000 joint repurchase agreement 0.52%, dated 9/30/2016 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $250,010,833 on 10/3/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/1/2043 and the market value of those underlying securities was $256,060,664.	20,000,000
6,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.45%, dated 9/30/2016 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,000,075,000 on 10/3/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $2,040,076,511.	6,000,000
15,000,000		Interest in $385,000,000 joint repurchase agreement 0.50%, dated 9/30/2016 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $385,016,042 on 10/3/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/20/2046 and the market value of those underlying securities was $392,856,296.	15,000,000
		TOTAL REPURCHASE AGREEMENTS	41,000,000
		TOTAL INVESTMENTS—100.2% (AT AMORTIZED COST)[3]	110,807,982
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[4]	(180,248)
		TOTAL NET ASSETS—100%	$110,627,734
1	Discount rate(s) at time of purchase.
2	Floating rate notes with current rate(s) and next reset date(s) shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2016.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principals. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
1

The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of September 30, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
REGULATORY MATTERS
On July 23, 2014, the Securities and Exchange Commission (SEC) voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
The Fund will operate as a Government money market fund. As a Government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted under the amendments.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
2
Federated Quality Bond Fund II
Portfolio of Investments
September 30, 2016 (unaudited)
Principal Amount			Value
		CORPORATE BONDS—96.8%
		Basic Industry - Chemicals—1.4%
$570,000		Albemarle Corp., 4.15%, 12/1/2024	$615,829
640,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	672,421
800,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	867,030
790,000		RPM International, Inc., 6.50%, 2/15/2018	838,165
114,000		Rohm & Haas Co., 6.00%, 9/15/2017	118,816
		TOTAL	3,112,261
		Basic Industry - Metals & Mining—2.1%
230,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	227,760
650,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	678,101
520,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	544,050
470,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	490,343
1,200,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,256,298
320,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	323,236
1,080,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	1,201,052
		TOTAL	4,720,840
		Basic Industry - Paper—0.3%
300,000		International Paper Co., Sr. Unsecd. Note, 3.00%, 2/15/2027	300,474
125,000		Westvaco Corp., 7.65%, 3/15/2027	135,699
300,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	324,497
		TOTAL	760,670
		Capital Goods - Aerospace & Defense—1.9%
270,000	[1,2]	BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 2.85%, 12/15/2020	276,650
280,000	[1,2]	BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.85%, 12/15/2025	298,485
1,619,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	1,714,116
270,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.50%, 11/23/2020	279,002
260,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.55%, 1/15/2026	281,668
320,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	336,691
910,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	649,513
295,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	317,679
		TOTAL	4,153,804
		Capital Goods - Building Materials—0.5%
620,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	716,100
275,000		Masco Corp., Unsecd. Note, 4.45%, 4/1/2025	293,563
		TOTAL	1,009,663
		Capital Goods - Construction Machinery—0.2%
510,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	559,057
		Capital Goods - Diversified Manufacturing—2.3%
430,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 4.625%, 1/7/2021	484,321
600,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	687,941
800,000	[1,2]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	801,027
1,190,000		Pentair Ltd., Company Guarantee, 5.00%, 5/15/2021	1,243,517
625,000		Roper Technologies, Inc., 2.05%, 10/1/2018	631,888
600,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.00%, 12/15/2020	624,351
195,000		Valmont Industries, Inc., 5.25%, 10/1/2054	183,825
341,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	388,738
		TOTAL	5,045,608
1

Principal Amount			Value
		CORPORATE BONDS—continued
		Communications - Cable & Satellite—2.3%
$567,000	[1,2]	CCO Safari II LLC, Series 144A, 4.464%, 7/23/2022	$613,037
940,000	[1,2]	CCO Safari II LLC, Term Loan—1st Lien, Series 144A, 3.579%, 7/23/2020	983,398
600,000		Comcast Corp., Sr. Unsecd. Note, 1.625%, 1/15/2022	595,485
480,000		Comcast Corp., Sr. Unsecd. Note, 2.75%, 3/1/2023	497,959
415,000	[1,2]	Cox Communications, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 9/15/2026	417,513
1,290,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.15%, 4/30/2020	1,447,967
400,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	520,434
		TOTAL	5,075,793
		Communications - Media & Entertainment—2.9%
300,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	317,470
750,000		CBS Corp., 3.70%, 8/15/2024	786,836
150,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.90%, 3/11/2026	163,370
420,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	403,585
1,179,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	1,184,384
595,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	638,423
500,000		S&P Global, Inc., Sr. Unsecd. Note, 3.300%, 8/14/2020	525,362
250,000		Viacom, Inc., 2.50%, 9/1/2018	252,608
550,000		Viacom, Inc., Sr. Unsecd. Note, 2.25%, 2/4/2022	548,042
150,000		Viacom, Inc., Sr. Unsecd. Note, 3.45%, 10/4/2026	150,227
400,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 4/1/2024	413,512
900,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	1,009,987
		TOTAL	6,393,806
		Communications - Telecom Wireless—1.0%
1,000,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	1,037,462
510,000		Crown Castle International Corp., Sr. Secd. Note, 3.40%, 2/15/2021	534,304
360,000		Crown Castle International Corp., Sr. Unsecd. Note, 2.25%, 9/1/2021	360,151
300,000		TELUS Corp., Sr. Unsecd. Note, 2.80%, 2/16/2027	302,120
		TOTAL	2,234,037
		Communications - Telecom Wirelines—2.6%
700,000		AT&T, Inc., Sr. Unsecd. Note, 2.45%, 6/30/2020	714,085
450,000		AT&T, Inc., Sr. Unsecd. Note, 3.40%, 5/15/2025	463,434
1,090,000		AT&T, Inc., Sr. Unsecd. Note, 5.00%, 3/1/2021	1,221,726
500,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	542,500
730,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	747,489
250,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	329,519
350,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	352,504
600,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	663,646
735,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	856,714
		TOTAL	5,891,617
		Consumer Cyclical - Automotive—4.0%
500,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 1.50%, 3/13/2018	502,148
700,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	704,219
500,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 3.25%, 8/1/2024	524,563
650,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.021%, 5/3/2019	651,907
250,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.375%, 1/16/2018	252,102
600,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.00%, 6/12/2017	606,440
1,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	1,032,047
670,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	686,534
550,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.40%, 5/9/2019	552,311
500,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.20%, 7/6/2021	506,723
2

Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$900,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	$918,729
1,000,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	1,028,453
1,000,000	[1,2]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 2.375%, 3/22/2017	1,004,915
		TOTAL	8,971,091
		Consumer Cyclical - Leisure—0.5%
1,000,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	1,098,707
		Consumer Cyclical - Lodging—0.2%
450,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	491,625
		Consumer Cyclical - Retailers—1.7%
210,000		AutoNation, Inc., Sr. Unsecd. Note, 3.35%, 1/15/2021	216,486
130,000		AutoNation, Inc., Sr. Unsecd. Note, 4.50%, 10/1/2025	138,108
610,000		AutoZone, Inc., Sr. Secd. Note, 1.625%, 4/21/2019	612,370
300,000		CVS Health Corp., Sr. Unsecd. Note, 1.90%, 7/20/2018	303,025
600,000		CVS Health Corp., Sr. Unsecd. Note, 2.80%, 7/20/2020	622,628
595,000		CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	649,282
210,000		Dollar General Corp., Sr. Unsecd. Note, 4.15%, 11/1/2025	229,105
500,000		Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	492,484
110,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.55%, 3/15/2026	116,911
450,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 1.125%, 4/11/2018	451,053
		TOTAL	3,831,452
		Consumer Cyclical - Services—1.1%
250,000		Boston University, Series MTNA, 7.625%, 7/15/2097	327,534
350,000		Expedia, Inc., 4.50%, 8/15/2024	369,268
350,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	395,027
370,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	489,745
500,000		Visa, Inc., Sr. Unsecd. Note, 2.80%, 12/14/2022	524,650
280,000		Visa, Inc., Sr. Unsecd. Note, 3.15%, 12/14/2025	296,299
		TOTAL	2,402,523
		Consumer Non-Cyclical - Food/Beverage—5.1%
1,250,000		Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/2021	1,291,247
1,100,000		Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/2026	1,180,256
210,000	[1,2]	Bacardi Ltd., Sr. Unsecd. Note, Series 144A, 2.75%, 7/15/2026	209,236
900,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 4.625%, 2/15/2020	981,246
380,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.50%, 10/1/2026	380,256
500,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	520,172
660,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	709,384
2,050,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	2,053,555
475,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 2.80%, 7/2/2020	492,711
300,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.00%, 6/1/2026	303,203
475,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.95%, 7/15/2025	515,148
600,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 3.00%, 11/15/2020	625,552
540,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 2.10%, 7/15/2021	545,617
500,000		PepsiCo, Inc., 2.25%, 1/7/2019	511,739
600,000		PepsiCo, Inc., Sr. Unsecd. Note, 3.125%, 11/1/2020	637,863
500,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	555,879
		TOTAL	11,513,064
		Consumer Non-Cyclical - Health Care—2.1%
420,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	435,884
940,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	1,004,910
890,000	[1,2]	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	903,383
3

Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Health Care—continued
$740,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	$804,359
220,000		C.R. Bard, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2026	223,538
340,000		Stryker Corp., Sr. Unsecd. Note, 2.00%, 3/8/2019	344,461
250,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.95%, 9/19/2026	249,714
500,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 2.70%, 4/1/2020	511,226
130,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 3.55%, 4/1/2025	134,297
		TOTAL	4,611,772
		Consumer Non-Cyclical - Pharmaceuticals—2.1%
475,000		AbbVie, Inc., Sr. Unsecd. Note, 2.50%, 5/14/2020	485,300
300,000		AbbVie, Inc., Sr. Unsecd. Note, 3.60%, 5/14/2025	314,321
180,000		Biogen Idec, Inc., Sr. Unsecd. Note, 2.90%, 9/15/2020	187,125
500,000		Celgene Corp., Sr. Unsecd. Note, 2.875%, 8/15/2020	517,745
340,000		Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	364,764
330,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.50%, 2/1/2025	350,556
220,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.65%, 3/1/2026	237,213
330,000		Shire Acquisitions Investments Ireland Designated Activity Co., Sr. Unsecd. Note, 2.40%, 9/23/2021	331,295
640,000		Shire Acquisitions Investments Ireland Designated Activity Co., Sr. Unsecd. Note, 3.20%, 9/23/2026	642,729
600,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 2.20%, 7/21/2021	599,612
600,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 3.15%, 10/1/2026	604,462
		TOTAL	4,635,122
		Consumer Non-Cyclical - Products—0.3%
250,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 3.15%, 4/1/2021	260,751
300,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.20%, 4/1/2026	327,307
		TOTAL	588,058
		Consumer Non-Cyclical - Supermarkets—0.4%
610,000		Kroger Co., Bond, 6.90%, 4/15/2038	852,575
		Consumer Non-Cyclical - Tobacco—0.3%
290,000	[1,2]	BAT International Finance PLC, Sr. Unsecd. Note, Series 144A, 3.95%, 6/15/2025	320,931
360,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.00%, 8/4/2041	463,689
		TOTAL	784,620
		Energy - Independent—0.6%
600,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	593,154
232,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	238,372
475,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	452,152
		TOTAL	1,283,678
		Energy - Integrated—2.1%
500,000		BP Capital Markets PLC, 1.375%, 5/10/2018	500,012
1,000,000		BP Capital Markets PLC, Sr. Unsecd. Note, 3.994%, 9/26/2023	1,094,058
530,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	701,695
585,000		Husky Energy, Inc., 4.00%, 4/15/2024	611,827
800,000		Petroleos Mexicanos, Company Guarantee, 5.50%, 1/21/2021	847,000
175,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	177,625
525,000		Shell International Finance B.V., Sr. Unsecd. Note, 1.875%, 5/10/2021	525,752
325,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	331,554
		TOTAL	4,789,523
		Energy - Midstream—2.4%
350,000		Columbia Pipeline Group, Inc., 3.30%, 6/1/2020	363,081
200,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.50%, 6/1/2025	217,734
565,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	589,584
460,000		Enterprise Products Operating LLC, 3.90%, 2/15/2024	482,110
4

Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$200,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.95%, 2/15/2027	$209,796
280,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	307,586
1,600,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	1,727,933
540,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	539,095
610,000		Williams Partners LP, 5.25%, 3/15/2020	660,931
380,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	395,327
		TOTAL	5,493,177
		Energy - Oil Field Services—0.5%
450,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	383,625
300,000	[1,2]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 3.00%, 12/21/2020	313,022
300,000	[1,2]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 4.00%, 12/21/2025	326,956
		TOTAL	1,023,603
		Energy - Refining—0.7%
275,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	277,666
225,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	251,549
215,000		Valero Energy Corp., 7.50%, 4/15/2032	267,801
635,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 6/15/2037	747,644
		TOTAL	1,544,660
		Financial Institution - Banking—21.5%
600,000		American Express Credit Corp., Sr. Unsecd. Note, Series F, 2.60%, 9/14/2020	617,830
450,000		Associated Banc-Corp., Sub. Note, 4.25%, 1/15/2025	469,460
500,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	509,668
1,000,000		Bank of America Corp., Series L, 2.65%, 4/1/2019	1,022,012
825,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	864,612
950,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.50%, 4/19/2026	989,887
475,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.70%, 8/25/2017	475,804
2,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.00%, 5/13/2021	2,236,316
700,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	726,362
600,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.45%, 4/9/2018	600,133
700,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.30%, 9/11/2019	716,439
550,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.25%, 9/11/2024	585,940
250,000		Branch Banking & Trust Co., Sub. Note, 3.80%, 10/30/2026	272,087
700,000		Capital One Bank, Sr. Unsecd. Note, 2.40%, 9/5/2019	711,504
620,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	626,368
340,000		Capital One Financial Corp., Sr. Unsecd. Note, 2.45%, 4/24/2019	347,594
500,000		Citigroup, Inc., 4.125%, 7/25/2028	511,543
1,000,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	1,122,370
480,000		Citigroup, Inc., Sr. Unsecd. Note, 3.40%, 5/1/2026	497,254
500,000		Citigroup, Inc., Sr. Unsecd. Note, 3.70%, 1/12/2026	529,074
150,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	165,874
1,160,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	1,202,424
480,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	542,064
1,000,000		Comerica Bank, Sub. Note, 5.20%, 8/22/2017	1,034,003
300,000		Comerica, Inc., 3.80%, 7/22/2026	310,064
400,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.75%, 9/29/2019	399,743
500,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	490,244
445,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	462,466
1,000,000		Goldman Sachs Group, Inc., 2.60%, 4/23/2020	1,017,252
630,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.35%, 11/15/2021	629,515
500,000		Goldman Sachs Group, Inc., Sub. Note, 4.25%, 10/21/2025	527,495
5

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$500,000		HSBC Bank USA, N.A., Sub. Note, 4.875%, 8/24/2020	$543,109
1,840,000		HSBC Bank USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	1,841,308
600,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.30%, 1/14/2022	598,574
250,000		Huntington National Bank, Sr. Unsecd. Note, 1.70%, 2/26/2018	250,675
250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.35%, 1/28/2019	254,237
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.95%, 10/1/2026	502,367
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	1,105,693
2,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	2,058,832
500,000		JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	527,566
260,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.00%, 2/10/2025	265,550
410,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.25%, 5/6/2019	415,283
250,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	254,726
2,440,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	2,402,878
970,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	1,106,876
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/24/2020	560,834
2,010,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 6.625%, 4/1/2018	2,154,382
250,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	279,605
1,000,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	1,059,276
2,110,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	2,136,607
1,500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 2.50%, 3/29/2049	1,440,000
890,000		Regions Financial Corp., Sr. Unsecd. Note, 3.20%, 2/8/2021	926,188
700,000		State Street Corp., Sr. Unsecd. Note, 3.30%, 12/16/2024	748,433
200,000		SunTrust Bank, Sub. Note, 3.30%, 5/15/2026	204,568
530,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	542,021
500,000		Wells Fargo & Co., Series MTN, 3.50%, 3/8/2022	530,938
1,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.50%, 3/4/2021	1,014,480
1,175,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	1,288,489
1,900,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	2,086,905
		TOTAL	48,313,801
		Financial Institution - Broker/Asset Mgr/Exchange—2.2%
170,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	189,160
370,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	391,889
96,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	100,733
350,000		Franklin Resources, Inc., Sr. Unsecd. Note, 4.625%, 5/20/2020	385,862
220,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.75%, 1/15/2026	235,858
400,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	426,854
400,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	419,648
435,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	508,041
193,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	223,611
240,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	280,732
640,000		Stifel Financial Corp., 4.25%, 7/18/2024	648,775
190,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.50%, 12/1/2020	194,281
500,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	537,639
450,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	463,979
		TOTAL	5,007,062
		Financial Institution - Finance Companies—4.0%
710,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.95%, 2/1/2022	728,638
1,560,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	1,565,511
463,000		Discover Bank, Sub. Note, Series BKNT, 8.70%, 11/18/2019	534,446
487,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	505,937
6

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Finance Companies—continued
$1,966,000		GE Capital International Funding Co., Sr. Unsecd. Note, 2.342%, 11/15/2020	$2,020,572
1,300,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	1,495,346
1,000,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,030,000
960,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	1,062,170
		TOTAL	8,942,620
		Financial Institution - Insurance - Health—1.0%
1,000,000		Aetna, Inc., Sr. Unsecd. Note, 2.40%, 6/15/2021	1,013,501
500,000		Aetna, Inc., Sr. Unsecd. Note, 3.20%, 6/15/2026	509,190
250,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.70%, 7/15/2020	259,972
405,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.75%, 7/15/2025	445,519
		TOTAL	2,228,182
		Financial Institution - Insurance - Life—2.8%
580,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	822,015
800,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	863,818
500,000		Lincoln National Corp., Sr. Secd. Note, 8.75%, 7/1/2019	588,860
290,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	314,240
570,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	900,326
800,000		MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	896,157
500,000	[1,2]	New York Life Global Funding, Series 144A, 1.45%, 12/15/2017	502,148
350,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	460,581
310,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	322,968
235,000	[1,2]	Principal Life Global Funding II, Series 144A, 2.20%, 4/8/2020	237,968
400,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.60%, 5/15/2044	429,956
		TOTAL	6,339,037
		Financial Institution - Insurance - P&C—1.4%
250,000		ACE INA Holdings, Inc., 2.30%, 11/3/2020	256,663
200,000		ACE INA Holdings, Inc., 3.35%, 5/3/2026	214,544
300,000		ACE INA Holdings, Inc., Sr. Unsecd. Note, 3.35%, 5/15/2024	319,684
200,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 2.20%, 3/15/2021	206,037
680,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	772,997
500,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.85%, 8/1/2044	524,095
600,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	953,432
		TOTAL	3,247,452
		Financial Institution - REIT - Apartment—0.8%
650,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	679,471
550,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	564,301
300,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	330,912
200,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.95%, 9/1/2026	199,073
		TOTAL	1,773,757
		Financial Institution - REIT - Healthcare—0.7%
960,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	1,088,388
500,000		Healthcare Trust of America, 3.70%, 4/15/2023	518,247
		TOTAL	1,606,635
		Financial Institution - REIT - Office—1.2%
500,000		Alexandria Real Estate Equities, Inc., 2.75%, 1/15/2020	507,975
450,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	490,153
680,000		Boston Properties LP, Sr. Unsecd. Note, 3.80%, 2/1/2024	728,419
200,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	222,198
700,000		HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 6/15/2017	705,964
		TOTAL	2,654,709
7

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Other—1.0%
$695,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.00%, 6/15/2025	$709,786
750,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	793,759
300,000		ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	332,317
450,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	471,187
		TOTAL	2,307,049
		Financial Institution - REIT - Retail—1.0%
450,000		Equity One, Inc., Sr. Unsecd. Note, 3.75%, 11/15/2022	467,568
396,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.20%, 5/1/2021	413,948
100,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	105,498
921,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	1,020,734
300,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	340,456
		TOTAL	2,348,204
		Municipal Services—1.4%
886,540	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	1,059,078
1,765,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	2,054,125
		TOTAL	3,113,203
		Sovereign—0.5%
320,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	355,760
510,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	719,770
		TOTAL	1,075,530
		Technology—5.9%
500,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2025	527,809
400,000		Apple, Inc., Sr. Unsecd. Note, 1.00%, 5/3/2018	399,499
250,000		Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	254,851
400,000		Apple, Inc., Sr. Unsecd. Note, 3.20%, 5/13/2025	427,068
125,000		Apple, Inc., Sr. Unsecd. Note, 4.45%, 5/6/2044	140,791
600,000		Autodesk, Inc., Sr. Unsecd. Note, 3.125%, 6/15/2020	618,559
340,000		Automatic Data Processing, Inc., 3.375%, 9/15/2025	372,302
1,200,000		BMC Software, Inc., 7.25%, 6/1/2018	1,200,000
200,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 4.42%, 6/15/2021	209,256
400,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 6.02%, 6/15/2026	439,569
345,000		Equifax, Inc., Sr. Unsecd. Note, 2.30%, 6/1/2021	349,002
915,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	961,745
305,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	326,513
130,000		Flextronics International Ltd., Sr. Unsecd. Note, 4.75%, 6/15/2025	138,725
300,000	[1,2]	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, Series 144A, 2.85%, 10/5/2018	305,801
670,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	689,787
250,000		Intel Corp., Sr. Unsecd. Note, 2.45%, 7/29/2020	258,838
500,000		Intel Corp., Sr. Unsecd. Note, 3.70%, 7/29/2025	555,646
460,000		Keysight Technologies, Inc., 4.55%, 10/30/2024	476,695
750,000		Microsoft Corp., Sr. Unsecd. Note, 1.55%, 8/8/2021	747,311
750,000		Microsoft Corp., Sr. Unsecd. Note, 2.40%, 8/8/2026	751,442
300,000	[1,2]	Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	302,912
190,000	[1,2]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	194,407
250,000		Oracle Corp., Sr. Unsecd. Note, 2.80%, 7/8/2021	261,340
750,000		Oracle Corp., Sr. Unsecd. Note, 3.40%, 7/8/2024	802,304
285,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	276,432
350,000		Total System Services, Inc., Sr. Unsecd. Note, 3.80%, 4/1/2021	371,807
195,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	209,903
8

Principal Amount			Value
		CORPORATE BONDS—continued
		Technology—continued
$670,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	$713,810
		TOTAL	13,284,124
		Transportation - Airlines—0.1%
137,470		Continental Airlines, Inc., Equip. Trust, Series 991A, 6.545%, 2/2/2019	145,973
		Transportation - Railroads—1.3%
63,866		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	69,529
1,100,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.45%, 9/15/2021	1,186,800
475,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.90%, 2/1/2025	487,263
1,250,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2023	1,275,909
		TOTAL	3,019,501
		Transportation - Services—1.6%
995,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	1,042,900
530,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	644,980
720,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	729,924
500,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 2/1/2022	520,616
425,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.45%, 11/15/2018	432,543
150,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.45%, 11/15/2021	157,272
		TOTAL	3,528,235
		Utility - Electric—5.3%
310,000	[1,2]	AEP Texas Central Co., Sr. Unsecd. Note, Series 144A, 3.85%, 10/1/2025	335,731
420,000		Ameren Corp., Sr. Unsecd. Note, 2.70%, 11/15/2020	433,469
880,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	920,597
500,000		Berkshire Hathaway Energy Co., 3.50%, 2/1/2025	537,738
1,042,522		Bruce Mansfield Unit 1 2, Pass Thru Cert., 6.85%, 6/1/2034	532,989
210,000		Consolidated Edison Co., Sr. Unsecd. Note, 2.00%, 5/15/2021	212,306
500,000		Duke Energy Corp., Sr. Unsecd. Note, 1.80%, 9/1/2021	497,948
240,000		Duke Energy Corp., Sr. Unsecd. Note, 2.65%, 9/1/2026	236,264
1,000,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	985,250
180,000	[1,2]	Emera US Finance LP, Sr. Unsecd. Note, Series 144A, 2.70%, 6/15/2021	184,417
550,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.25%, 6/15/2022	591,031
270,000	[1,2]	Fortis, Inc., Sr. Unsecd. Note, Series 144A, 2.10%, 10/4/2021	269,182
240,000	[1,2]	Fortis, Inc., Sr. Unsecd. Note, Series 144A, 3.055%, 10/4/2026	239,812
235,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	257,495
217,035	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	222,641
900,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.40%, 9/15/2019	918,163
366,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.70%, 9/15/2019	375,101
500,000		Northeast Utilities, Sr. Unsecd. Note, 1.60%, 1/15/2018	502,189
590,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	647,385
425,000		PSEG Power LLC, Sr. Unsecd. Note, 4.15%, 9/15/2021	454,981
530,000		Southern Co., Sr. Unsecd. Note, 1.85%, 7/1/2019	534,485
250,000		Southern Co., Sr. Unsecd. Note, 3.25%, 7/1/2026	259,629
230,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	253,273
800,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	857,250
65,410		Waterford 3 Funding Corp., 8.09%, 1/2/2017	65,414
450,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 3.55%, 6/15/2025	484,255
		TOTAL	11,808,995
		Utility - Natural Gas—1.3%
1,000,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.20%, 9/15/2021	1,062,728
1,600,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	1,621,249
9

Principal Amount			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas—continued
$300,000	[1,2]	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	$296,947
		TOTAL	2,980,924
		Utility - Natural Gas Distributor—0.2%
450,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 2.45%, 10/1/2023	452,327
		TOTAL CORPORATE BONDS (IDENTIFIED COST $207,651,441)	217,049,726
		MORTGAGE-BACKED SECURITIES—0.1%
		Federal Home Loan Mortgage Corporation—0.0%
1,159		Federal Home Loan Mortgage Corp., Pool C01051, 8.00%, 9/1/2030	1,416
		Federal National Mortgage Association—0.0%
61		Federal National Mortgage Association, Pool 50276, 9.50%, 2/1/2020	66
		Government National Mortgage Association—0.1%
3,145		Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	3,611
3,861		Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	4,501
5,113		Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	6,045
7,719		Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	9,010
11,228		Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	13,105
650		Government National Mortgage Association, Pool 276337, 10.00%, 8/15/2019	711
8,162		Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	9,695
2,092		Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	2,450
4,943		Government National Mortgage Association, Pool 3040, 7.00%, 2/20/2031	5,898
17,063		Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	20,090
14,155		Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	16,711
27,250		Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	32,192
1,403		Government National Mortgage Association, Pool 493514, 8.00%, 9/15/2030	1,632
5,453		Government National Mortgage Association, Pool 516688, 8.00%, 8/15/2029	6,710
		TOTAL	132,361
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $113,574)	133,843
		MUNICIPAL BOND—0.2%
		Municipal Services—0.2%
410,000		Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432%, 1/1/2042 (IDENTIFIED COST $410,000)	373,522
		COLLATERALIZED MORTGAGE OBLIGATION—0.1%
		Commercial Mortgage—0.1%
317,049		TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.4824%, 8/15/2039 (IDENTIFIED COST $314,580)	319,167
		FOREIGN GOVERNMENTS/AGENCIES—0.5%
		Sovereign—0.5%
225,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	243,675
900,000	[1,2]	Qatar, Government of, Series 144A, 5.25%, 1/20/2020	993,870
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $1,123,682)	1,237,545
		REPURCHASE AGREEMENT—1.7%
3,873,000		Interest in $1,135,000,000 joint repurchase agreement 0.50%, dated 9/30/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,135,047,292 on 10/3/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $1,169,098,711. (AT COST)	3,873,000
		TOTAL INVESTMENTS—99.4% (IDENTIFIED COST $213,486,277)[3]	222,986,803
		OTHER ASSETS AND LIABILITIES - NET—0.6%[4]	1,275,452
		TOTAL NET ASSETS—100%	$224,262,255
10

At September 30, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
5U.S. Treasury Note 10-Year Long Futures	145	$19,013,125	December 2016	$(18,256)
5U.S. Treasury Long Bond Short Futures	50	$8,407,813	December 2016	$108,091
5U.S. Treasury Ultra Bond Short Futures	38	$6,987,250	December 2016	$104,711
5U.S. Treasury Note 2-Year Short Futures	50	$10,923,438	December 2016	$(894)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$193,652
The average notional value of long and short futures contracts held by the Fund throughout the period was $21,056,547 and $27,608,125, respectively. This is based on the amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2016, these restricted securities amounted to $40,154,934, which represented 17.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2016, these liquid restricted securities amounted to $39,056,227, which represented 17.4% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at September 30, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$1,000,000	$1,098,707
3	At September 30, 2016, the cost of investments for federal tax purposes was $213,486,277. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $9,500,526. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,615,897 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,115,371.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
11

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
12

The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$217,049,726	$—	$217,049,726
Mortgage-Backed Securities	—	133,843	—	133,843
Municipal Bond	—	373,522	—	373,522
Collateralized Mortgage Obligation	—	319,167	—	319,167
Foreign Governments/Agencies	—	1,237,545	—	1,237,545
Repurchase Agreement	—	3,873,000	—	3,873,000
TOTAL SECURITIES	$—	$222,986,803	$—	$222,986,803
Other Financial Instruments*
Assets	$212,802	$—	$—	$212,802
Liabilities	(19,150)	—	—	(19,150)
TOTAL OTHER FINANCIAL INSTRUMENTS	$193,652	$—	$—	$193,652
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
MTN	—Medium Term Note
REIT	—Support Agreement
13
Federated Fund for U.S. Government Securities II
Portfolio of Investments
September 30, 2016 (unaudited)
Principal Amount			Value
		U.S. TREASURY—15.7%
		U.S. Treasury Bonds—3.3%
$750,000		2.500%, 2/15/2045	$777,543
1,000,000		2.750%, 8/15/2042	1,093,052
1,200,000		2.875%, 8/15/2045	1,340,796
1,750,000		3.000%, 11/15/2044 - 11/15/2045	2,002,170
		TOTAL	5,213,561
		U.S. Treasury Notes—12.4%
2,000,000		0.875%, 7/31/2019	2,000,163
1,000,000		1.125%, 6/30/2021	998,937
7,000,000		1.375%, 2/29/2020 - 9/30/2020	7,088,412
1,000,000	[1]	1.500%, 8/31/2018	1,013,547
1,750,000		1.625%, 7/31/2020	1,788,211
3,500,000		2.000%, 2/15/2023	3,635,652
3,000,000		3.125%, 5/15/2021	3,264,375
		TOTAL	19,789,297
		TOTAL U.S. TREASURY (IDENTIFIED COST $23,766,351)	25,002,858
		ASSET-BACKED SECURITIES—4.6%
		Auto Receivables—3.5%
1,223,000		Capital Auto Receivables Asset Trust 2015-2, Class D, 3.160%, 11/20/2020	1,244,243
1,725,000		Santander Drive Auto Receivables Trust 2014-3, Class D, 2.650%, 8/17/2020	1,741,353
2,030,000		Santander Drive Auto Receivables Trust 2015-2, Class D, 3.020%, 4/15/2021	2,071,141
554,000		Santander Drive Auto Receivables Trust 2016-2, Class D, 3.390%, 4/15/2022	567,306
		TOTAL	5,624,043
		Other—1.1%
608,251	[2,3]	Sofi Consumer Loan Program Trust 2016-1A, Class A, 3.260%, 8/25/2025	611,707
1,067,000	[2,3]	Sofi Consumer Loan Program Trust 2016-2A, Class A, 3.090%, 10/27/2025	1,073,047
		TOTAL	1,684,754
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $7,197,996)	7,308,797
		GOVERNMENT AGENCIES—8.3%
		Federal Farm Credit System—0.9%
1,000,000		5.750%, 12/7/2028	1,383,298
		Federal Home Loan Bank System—1.1%
1,100,000		7.125%, 2/15/2030	1,693,822
		Federal Home Loan Mortgage Corporation—3.8%
6,000,000	[4]	0.875%, 3/7/2018	6,006,548
72,000		6.750%, 9/15/2029	108,904
		TOTAL	6,115,452
		Federal National Mortgage Association—0.9%
1,500,000		2.125%, 4/24/2026	1,531,425
		Tennessee Valley Authority Bonds—1.6%
2,000,000		Tennessee Valley Authority, 4.650%, 6/15/2035	2,535,038
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $11,634,614)	13,259,035
1

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—41.6%
		Federal Home Loan Mortgage Corporation—15.6%
$3,027,215		3.000%, 8/1/2043 - 5/1/2045	$3,152,693
4,577,184		3.500%, 4/1/2042 - 9/1/2043	4,859,288
4,304,466		4.000%, 12/1/2041 - 1/1/2042	4,644,496
4,647,281		4.500%, 6/1/2019 - 4/1/2041	5,086,277
2,075,770		5.000%, 7/1/2019 - 6/1/2040	2,296,858
2,798,042		5.500%, 12/1/2020 - 3/1/2040	3,176,770
823,856		6.000%, 1/1/2032 - 7/1/2037	946,575
172,316		6.500%, 6/1/2022 - 5/1/2031	199,443
269,953		7.000%, 12/1/2029 - 4/1/2032	325,504
46,400		7.500%, 12/1/2030 - 1/1/2031	56,001
8,003		8.500%, 5/1/2030	9,871
2,990		9.000%, 2/1/2025 - 5/1/2025	3,538
		TOTAL	24,757,314
		Federal National Mortgage Association—16.1%
4,000,000	[5]	2.500%, 10/1/2031	4,142,268
5,961,393		3.500%, 8/1/2042 - 9/1/2042	6,336,811
4,746,963		4.000%, 2/1/2041 - 4/1/2042	5,131,287
5,298,860		4.500%, 12/1/2019 - 2/1/2042	5,813,711
1,172,031		5.000%, 7/1/2034 - 7/1/2040	1,311,951
867,479		5.500%, 11/1/2021 - 4/1/2036	983,654
1,257,789		6.000%, 8/1/2021 - 3/1/2038	1,428,256
146,745		6.500%, 6/1/2029 - 11/1/2035	170,880
244,384		7.000%, 2/1/2024 - 4/1/2032	293,571
11,295		7.500%, 8/1/2028 - 2/1/2030	13,516
11,470		8.000%, 7/1/2030	14,157
		TOTAL	25,640,062
		Government Agency—1.0%
1,559,095	[2,3]	FDIC Trust 2013-R2, Class A, 1.250%, 3/25/2033	1,550,323
		Government National Mortgage Association—8.9%
1,780,076		3.000%, 7/20/2045	1,866,162
4,901,677		3.500%, 6/15/2042	5,232,973
3,466,583		4.500%, 6/20/2039 - 8/20/2040	3,812,546
607,968		5.000%, 7/15/2034	693,657
1,630,090		6.000%, 4/15/2032 - 7/20/2038	1,879,135
557,882		6.500%, 12/15/2023 - 5/15/2032	656,007
12,035		7.500%, 10/15/2029 - 3/20/2030	14,581
2,360		8.000%, 4/15/2030	2,865
		TOTAL	14,157,926
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $62,136,060)	66,105,625
		COLLATERALIZED MORTGAGE OBLIGATIONS—4.2%
		Non-Agency Mortgage-Backed Securities—4.2%
194,172		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	152,451
1,868,466	[2,3,4]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	1,892,967
541,193	[2,3,4]	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	559,659
1,160,101	[2,3,4]	Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	1,197,408
363,803		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	370,216
739,481	[2,3]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	761,211
1,686,990	[2,3]	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	1,742,799
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $6,633,163)	6,676,711
2

Principal Amount			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—23.0%
		Agency Commercial Mortgage-Backed Securities—20.9%
$2,912,000	[2,3]	FREMF Mortgage Trust 2011-K701, 4.436%, 7/25/2048	$2,980,461
1,840,000	[2,3]	FREMF Mortgage Trust 2012-K20, 4.005%, 5/25/2045	1,968,737
2,750,000	[2,3]	FREMF Mortgage Trust 2013-K502, 2.722%, 3/25/2045	2,756,731
1,672,798		FHLMC REMIC K010 A1, 3.320%, 7/25/2020	1,701,218
1,875,000		FHLMC REMIC K049 A2, 3.010%, 7/25/2025	2,013,254
2,653,042		FHLMC REMIC K050 A1, 2.802%, 1/25/2025	2,795,466
1,250,000		FHLMC REMIC K054 A2, 2.745%, 1/25/2026	1,316,863
1,800,000		FHLMC REMIC K504 A2, 2.566%, 9/25/2020	1,868,999
3,970,112		FHLMC REMIC K703 A2, 2.699%, 5/25/2018	4,053,750
1,981,219		FHLMC REMIC K704 A2, 2.412%, 8/25/2018	2,016,024
2,480,496		FHLMC REMIC K720 A1, 2.316%, 11/25/2021	2,551,944
1,446,885		FHLMC REMIC K721 A1, 2.610%, 1/25/2022	1,499,886
5,687,674		FNMA REMIC 2011-M7 A2, 2.578%, 9/25/2018	5,762,674
		TOTAL	33,286,007
		Non-Agency Commercial Mortgage-Backed Securities—2.1%
1,018,617		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class A2, 2.256%, 12/10/2044	1,021,023
2,175,000		Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A2, 2.691%, 5/10/2049	2,264,756
		TOTAL	3,285,779
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $36,262,889)	36,571,786
		REPURCHASE AGREEMENT—4.9%
7,699,000		Interest in $1,135,000,000 joint repurchase agreement 0.50%, dated 9/30/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,135,047,292 on 10/3/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $1,169,098,711 (AT COST)	7,699,000
		TOTAL INVESTMENTS—102.3% (IDENTIFIED COST $155,330,073)[6]	162,623,812
		OTHER ASSETS AND LIABILITIES - NET—(2.3)%[7]	(3,642,477)
		TOTAL NET ASSETS—100%	$158,981,335
At September 30, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized (Depreciation)
[8]United States Treasury Note 5-Year Short Futures	12	$1,458,188	December 2016	$(2,090)
The average notional value short futures contracts held by the Fund throughout the period was $323,688. This is based on the amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities - Net.”
1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2016, these restricted securities amounted to $17,095,050, which represented 10.8% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2016, these liquid restricted securities amounted to $17,095,050, which represented 10.8% of total net assets.
4	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
5	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
6	At September 30, 2016, the cost of investments for federal tax purposes was $155,330,073. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $7,293,739. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,520,658 and net unrealized depreciation from investments for those securities having an excess of cost over value of $226,919.
7	Assets, other than investments in securities, less liabilities.
8	Non-income-producing security.
3

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
4

The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$25,002,858	$—	$25,002,858
Asset-Backed Securities	—	7,308,797	—	7,308,797
Government Agencies	—	13,259,035	—	13,259,035
Mortgage-Backed Securities	—	66,105,625	—	66,105,625
Collateralized Mortgage Obligations	—	6,676,711	—	6,676,711
Commercial Mortgage-Backed Securities	—	36,571,786	—	36,571,786
Repurchase Agreement	—	7,699,000	—	7,699,000
TOTAL SECURITIES	$—	$162,623,812	$—	$162,623,812
Other Financial Instruments*
Assets	$—	$—	$—	$—
Liabilities	(2,090)	—	—	(2,090)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(2,090)	$—	$—	$(2,090)
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
FDIC	— Federal Deposit Insurance Corporation
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FREMF	— Freddie Mac Multifamily K-Deals
REMIC	—Real Estate Mortgage Investment Conduit
5

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Insurance Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date November 22, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 22, 2016